Putnam Diversified Income Trust
The fund's portfolio
12/31/20 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (80.0%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.6%)
Government National Mortgage Association Pass-Through Certificates
6.50%, 11/20/38	$133,782	$159,983
5.00%, 3/20/50	39,594	44,841
4.00%, TBA, 1/1/51	63,000,000	67,158,983
3.50%, with due dates from 9/20/49 to 11/20/49	131,569	144,485
3.00%, 11/20/49(i)	8,437,614	8,859,868

		76,368,160
U.S. Government Agency Mortgage Obligations (77.4%)
Uniform Mortgage-Backed Securities
5.50%, TBA, 1/1/51	23,000,000	25,706,093
5.00%, TBA, 1/1/51	5,000,000	5,532,813
4.50%, TBA, 1/1/51	15,000,000	16,256,250
4.00%, TBA, 1/1/51	367,000,000	391,915,850
3.50%, TBA, 1/1/51	531,000,000	561,449,558
2.50%, TBA, 2/1/51	78,000,000	82,085,858
2.50%, TBA, 1/1/51	153,000,000	161,295,476
2.00%, TBA, 1/1/51	684,000,000	710,718,750
1.50%, TBA, 1/1/51	299,000,000	302,130,171

		2,257,090,819

Total U.S. government and agency mortgage obligations (cost $2,327,906,469)		$2,333,458,979

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.00%, 11/30/22(i)	$600,000	$622,446
1.50%, 1/31/22(i)	1,982,000	2,023,899

Total U.S. treasury obligations (cost $2,646,345)		$2,646,345

MORTGAGE-BACKED SECURITIES (35.7%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (18.7%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.155%, 4/15/37	$135,806	$251,241
REMICs IFB Ser. 3919, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 6.341%, 9/15/41	9,097,638	1,776,942
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.102%, 9/25/50	6,170,269	1,232,141
REMICs IFB Ser. 4742, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.041%, 12/15/47	28,438,160	3,412,579
REMICs IFB Ser. 4731, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.041%, 11/15/47	17,851,743	3,069,533
REMICs Ser. 4509, Class CI, IO, 6.00%, 9/15/45	16,251,542	3,623,801
REMICs IFB Ser. 5004, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.952%, 8/25/50	5,685,441	1,080,234
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.941%, 8/15/56	2,792,966	649,812
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.941%, 4/15/47	11,496,407	2,113,405
REMICs IFB Ser. 4265, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.941%, 1/15/35	33,350,475	6,741,478
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.902%, 1/25/50	5,366,099	826,028
REMICs IFB Ser. 4937, Class 4937, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.902%, 12/25/49	1,455,751	274,773
Strips IFB Ser. 326, Class S2, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.791%, 3/15/44	8,464,080	1,523,931
Strips IFB Ser. 311, Class S1, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.791%, 8/15/43	8,067,243	1,424,315
REMICs Ser. 5007, Class IC, IO, 5.00%, 8/25/50	7,985,614	1,229,112
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	6,973,746	1,046,062
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	4,872,531	763,706
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	5,052,566	629,207
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	6,441,570	707,768
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	7,688,882	713,582
REMICs Ser. 4635, Class PI, IO, 4.00%, 12/15/46	16,755,570	1,503,779
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	20,272,775	2,542,064
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	14,759,210	878,880
REMICs Ser. 4020, Class IA, IO, 4.00%, 3/15/27	4,675,253	319,788
REMICs Ser. 4484, Class TI, IO, 3.50%, 11/15/44	6,268,761	285,523
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	3,599,904	268,428
REMICs Ser. 4199, Class CI, IO, 3.50%, 12/15/37	4,012,694	26,897
REMICs Ser. 4969, IO, 3.00%, 4/25/50	7,000,183	752,000
REMICs Ser. 4801, Class IG, IO, 3.00%, 6/15/48	12,892,032	902,716
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	11,419,595	988,583
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	4,055,048	125,544
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.38%, 7/25/43(WAC)	7,727,737	77,277
REMICs Ser. 3314, PO, zero %, 11/15/36	563	563
REMICs Ser. 3326, Class WF, zero %, 10/15/35	31,675	28,742
REMICs Ser. 1208, Class F, PO, zero %, 2/15/22	439	422
Federal National Mortgage Association
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 24.024%, 3/25/36	372,990	659,741
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 17.009%, 11/25/34	71,377	85,653
Grantor Trust Ser. 98-T2, Class A4, IO, 6.50%, 10/25/36	9,982	943
REMICs IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 6.302%, 4/25/42	4,580,431	793,917
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 6.252%, 4/25/40	7,081,914	1,384,087
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.052%, 6/25/48	59,920,043	8,810,104
REMICs IFB Ser. 18-44, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.052%, 6/25/48	22,522,436	3,308,095
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.052%, 6/25/45	2,981,848	523,007
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.002%, 10/25/41	3,040,884	188,940
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	12,883,535	2,731,052
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	14,863,722	3,303,105
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	21,941,512	4,442,871
REMICs IFB Ser. 19-5, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.952%, 3/25/49	2,560,206	546,090
REMICs IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.952%, 12/25/48	1,106,047	114,752
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.952%, 12/25/46	44,669,640	9,033,132
REMICs IFB Ser. 16-62, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.952%, 9/25/46	30,869,397	5,915,811
REMICs FRB Ser. 20-12, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.902%, 3/25/50	3,400,408	677,293
REMICs IFB Ser. 19-73, Class 73, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.902%, 12/25/49	1,892,148	349,017
REMICs IFB Ser. 19-57, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.902%, 10/25/49	4,806,928	760,312
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.902%, 8/25/49	2,399,528	362,894
REMICs IFB Ser. 19-47, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.902%, 8/25/49	25,777,790	4,663,328
REMICs IFB Ser. 19-34, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.902%, 7/25/49	30,895,922	4,789,937
REMICs IFB Ser. 19-38, Class 38, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.902%, 7/25/49	1,303,873	271,727
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 5.752%, 10/25/41	16,227,407	2,613,094
Interest Strip Ser. 399, Class 2, IO, 5.50%, 11/25/39	21,952	3,636
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	907,355	150,251
REMICs Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	38,960,080	7,234,887
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	1,670,329	317,095
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	1,000,851	164,835
REMICs Ser. 20-45, Class EI, IO, 5.00%, 7/25/50	8,184,508	1,256,985
REMICs Ser. 12-151, Class IN, IO, 5.00%, 1/25/43	12,415,731	1,927,294
Interest Strip Ser. 404, Class 2, IO, 4.50%, 5/25/40	72,121	8,742
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	6,596,925	1,053,724
REMICs Ser. 18-58, Class AI, IO, 4.50%, 8/25/48	29,558,260	5,036,249
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	5,837,796	1,120,089
REMICs Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	4,754,542	190,182
Interest Strip Ser. 405, Class 2, IO, 4.00%, 10/25/40	82,884	14,876
REMICs Ser. 20-75, Class MI, IO, 4.00%, 11/25/50	9,599,256	1,370,102
REMICs Ser. 19-70, Class 70, IO, 4.00%, 12/25/49	23,472,896	1,359,785
REMICs Ser. 18-3, Class PI, IO, 4.00%, 2/25/48	13,039,665	991,383
REMICs Ser. 17-65, Class LI, IO, 4.00%, 8/25/47	7,618,752	568,131
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	5,222,894	404,860
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	1,805,123	175,413
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	11,553,069	1,333,571
REMICs Ser. 13-115, Class CI, IO, 4.00%, 2/25/43	5,144,703	94,478
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	4,327,047	468,013
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	5,157,153	412,572
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	21,399,604	1,768,035
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	14,430,614	1,653,783
REMICs Ser. 13-70, Class CI, IO, 3.50%, 1/25/43	3,207,464	198,651
REMICs Ser. 13-49, Class IP, IO, 3.50%, 12/25/42	9,238,928	654,486
REMICs Ser. 13-40, Class YI, IO, 3.50%, 6/25/42	11,216,800	559,270
REMICs Ser. 12-123, Class DI, IO, 3.50%, 5/25/41	17,510,246	1,440,970
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	22,781,616	2,181,408
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	4,399,054	214,934
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	3,989,826	184,051
REMICs Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	10,596,173	387,873
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	10,258,100	605,351
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	4,573,838	121,983
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	3,285,336	69,649
REMICs FRB Ser. 01-50, Class B1, IO, 0.386%, 10/25/41(WAC)	117,735	530
Trust FRB Ser. 02-W8, Class 1, IO, 0.30%, 6/25/42(WAC)	5,221,481	45,949
REMICs Ser. 99-51, Class N, PO, zero %, 9/17/29	18,812	17,118
Government National Mortgage Association
IFB Ser. 13-9, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.75%), 6.598%, 1/20/43	26,456,151	6,462,843
IFB Ser. 10-68, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.58%), 6.428%, 6/20/40	1,320,711	277,810
IFB Ser. 18-105, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.098%, 8/20/48	38,426,864	5,795,972
IFB Ser. 18-91, Class SH, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.098%, 7/20/48	26,022,653	3,977,588
IFB Ser. 18-104, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.048%, 8/20/48	35,028,800	5,307,073
IFB Ser. 18-100, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.048%, 7/20/48	29,160,586	4,577,483
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.048%, 6/20/48	22,725,869	3,476,734
IFB Ser. 18-67, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.048%, 5/20/48	22,403,083	3,435,148
IFB Ser. 17-160, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.048%, 10/20/43	29,434,013	5,308,660
IFB Ser. 20-97, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.998%, 7/20/50	6,042,974	892,350
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.998%, 9/20/43	5,238,329	1,076,320
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.998%, 3/20/43	1,849,305	179,937
IFB Ser. 13-152, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.998%, 5/20/41	22,055,805	4,602,729
IFB Ser. 10-20, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.998%, 2/20/40	5,736,826	1,123,614
IFB Ser. 19-96, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.948%, 8/20/49	3,650,325	605,005
IFB Ser. 19-83, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.948%, 7/20/49	4,130,296	621,981
IFB Ser. 18-164, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.948%, 12/20/48	53,467,261	8,220,985
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.948%, 10/20/45	19,876,492	4,261,641
IFB Ser. 14-58, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.948%, 4/20/44	6,653,031	1,321,891
IFB Ser. 14-60, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.948%, 4/20/44	9,800,565	1,731,162
IFB Ser. 14-46, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.948%, 3/20/44	10,730,684	2,134,869
IFB Ser. 14-4, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.948%, 1/20/44	18,111,312	3,512,205
IFB Ser. 13-182, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.948%, 12/20/43	6,935,265	1,445,573
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.947%, 7/16/43	6,079,524	1,061,302
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.898%, 2/20/50	11,739,632	1,418,075
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.898%, 1/20/50	48,441,547	8,314,072
IFB Ser. 19-125, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.898%, 10/20/49	10,599,256	2,971,253
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.898%, 8/20/49	7,212,972	1,018,380
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.898%, 6/20/49	9,007,438	1,110,905
Ser. 17-104, Class MI, IO, 5.50%, 7/16/47	13,497,095	3,211,105
Ser. 17-79, Class IB, IO, 5.50%, 5/20/47	5,232,049	1,103,888
Ser. 17-52, Class DI, IO, 5.50%, 4/20/47	6,440,744	1,223,872
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 5.448%, 8/20/44	16,033,230	2,863,831
Ser. 19-119, Class IN, IO, 5.00%, 9/20/49	44,408,547	5,678,277
Ser. 18-37, IO, 5.00%, 3/20/48	14,842,929	2,120,722
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47	8,146,073	1,572,458
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	6,731,645	1,203,012
Ser. 16-126, Class PI, IO, 5.00%, 2/20/46	12,340,072	2,392,370
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	9,885,904	1,232,080
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45	20,857,422	3,533,247
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	2,723,715	488,253
Ser. 14-132, IO, 5.00%, 9/20/44	8,187,980	1,429,949
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	8,419,063	1,282,703
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	3,194,509	567,025
Ser. 12-146, IO, 5.00%, 12/20/42	5,890,561	1,101,947
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	22,981,217	4,137,869
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	7,345,566	1,321,339
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	36,172,793	6,816,401
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	22,471,097	4,087,043
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	1,630,721	301,920
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	11,143,543	2,011,967
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	9,865,124	1,776,988
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	3,802,155	519,917
Ser. 17-160, Class AI, IO, 4.50%, 10/20/47	10,366,066	1,635,278
Ser. 16-84, Class IB, IO, 4.50%, 11/16/45	2,603,067	470,999
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	4,669,641	397,713
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	13,765,355	2,154,733
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	8,933,555	1,472,905
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	9,592,120	1,440,813
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	7,050,976	448,894
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	1,972,527	158,730
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	11,335,197	1,910,739
Ser. 13-167, IO, 4.50%, 9/20/40	4,215,615	689,913
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	5,556,872	489,766
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	16,327,300	2,624,341
Ser. 10-20, Class BI, IO, 4.50%, 2/16/40	13,140,633	2,307,363
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	8,570,394	1,318,127
Ser. 14-71, Class PI, IO, 4.50%, 12/20/39	10,650,042	1,112,397
Ser. 16-138, Class DI, IO, 4.00%, 10/20/46	12,615,925	1,703,150
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	25,244,053	2,627,802
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	14,482,928	1,549,528
Ser. 15-79, Class MI, IO, 4.00%, 5/20/44	5,712,857	470,824
Ser. 14-4, Class BI, IO, 4.00%, 1/20/44	9,456,828	1,576,186
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	7,103,609	1,016,949
Ser. 14-163, Class PI, IO, 4.00%, 10/20/43	5,247,160	258,923
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	4,616,035	608,123
Ser. 13-27, Class IJ, IO, 4.00%, 2/20/43	5,319,992	758,312
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	2,654,813	283,655
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	9,021,302	1,262,982
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	3,214,267	470,313
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	9,420,380	849,005
Ser. 17-H05, Class CI, IO, 3.73%, 2/20/67(WAC)	31,196,112	3,394,979
Ser. 19-110, Class PI, IO, 3.50%, 9/20/49	30,577,215	2,024,212
Ser. 18-21, Class AI, IO, 3.50%, 2/20/48	5,850,148	279,166
Ser. 17-139, Class IG, IO, 3.50%, 9/20/47	5,091,673	322,048
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	10,878,366	258,905
Ser. 16-79, IO, 3.50%, 6/20/46	11,009,332	851,902
Ser. 15-131, Class CI, IO, 3.50%, 9/20/45	11,494,246	882,152
Ser. 15-131, Class MI, IO, 3.50%, 9/20/45	18,066,108	1,271,472
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	19,068,759	1,260,220
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	3,085,517	67,146
Ser. 13-76, IO, 3.50%, 5/20/43	14,434,582	1,597,331
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	10,619,318	900,363
Ser. 13-28, IO, 3.50%, 2/20/43	3,800,249	279,584
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	8,869,229	869,628
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	8,966,371	836,025
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	3,762,221	352,858
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	23,227,403	3,578,460
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	15,645,518	2,328,278
Ser. 12-92, Class AI, IO, 3.50%, 4/20/42	3,786,205	84,605
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	7,371,475	477,376
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42	11,425,593	656,971
Ser. 15-131, Class BI, IO, 3.50%, 6/20/41	10,673,890	219,308
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	16,869,278	1,096,503
Ser. 15-17, Class LI, IO, 3.50%, 5/16/40	9,852,516	357,055
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39	14,598,949	680,042
Ser. 15-134, Class LI, IO, 3.50%, 5/20/39	8,192,757	223,459
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36	3,641,358	110,353
Ser. 15-H10, Class BI, IO, 3.038%, 4/20/65(WAC)	32,313,257	2,758,066
Ser. 16-H27, Class EI, IO, 2.919%, 12/20/66(WAC)	36,363,035	2,920,606
Ser. 17-H16, IO, 2.856%, 8/20/67	37,223,910	4,087,408
Ser. 17-H16, Class JI, IO, 2.777%, 8/20/67(WAC)	39,838,876	4,374,036
Ser. 17-H11, Class TI, IO, 2.666%, 4/20/67(WAC)	30,339,621	2,884,267
Ser. 17-H12, Class QI, IO, 2.627%, 5/20/67(WAC)	47,083,971	4,378,857
Ser. 15-H15, Class BI, IO, 2.597%, 6/20/65(WAC)	64,898,698	5,276,329
Ser. 16-H08, Class AI, IO, 2.579%, 8/20/65(WAC)	46,241,125	2,906,394
Ser. 16-H17, Class KI, IO, 2.533%, 7/20/66(WAC)	25,103,396	2,206,578
Ser. 16-H16, Class EI, IO, 2.495%, 6/20/66(WAC)	38,204,532	3,465,152
Ser. 15-H18, Class BI, IO, 2.393%, 7/20/65(WAC)	37,022,582	3,054,363
Ser. 16-H04, Class HI, IO, 2.383%, 7/20/65(WAC)	54,185,924	3,375,783
Ser. 16-H23, Class NI, IO, 2.371%, 10/20/66(WAC)	101,432,197	9,291,189
Ser. 17-H18, Class FI, IO, 2.327%, 9/20/67(WAC)	41,869,140	4,901,345
Ser. 16-H22, Class AI, IO, 2.324%, 10/20/66(WAC)	43,189,473	4,058,299
Ser. 18-H05, Class AI, IO, 2.269%, 2/20/68(WAC)	60,541,486	6,867,674
Ser. 17-H08, Class NI, IO, 2.244%, 3/20/67(WAC)	53,856,828	4,847,114
Ser. 17-H03, Class EI, IO, 2.229%, 1/20/67(WAC)	27,397,739	3,369,822
Ser. 16-H06, Class CI, IO, 2.219%, 2/20/66(WAC)	39,773,794	2,269,692
Ser. 16-H24, Class JI, IO, 2.198%, 11/20/66(WAC)	20,992,573	2,097,186
Ser. 17-H06, Class BI, IO, 2.186%, 2/20/67(WAC)	52,091,263	4,977,356
Ser. 17-H02, Class BI, IO, 2.186%, 1/20/67(WAC)	22,871,144	2,258,297
Ser. 17-H09, IO, 2.185%, 4/20/67(WAC)	43,324,971	3,463,441
Ser. 15-H24, Class AI, IO, 2.183%, 9/20/65(WAC)	31,609,592	2,491,215
Ser. 18-H03, Class XI, IO, 2.18%, 2/20/68(WAC)	94,717,064	10,077,895
Ser. 17-H20, Class HI, IO, 2.179%, 10/20/67(WAC)	38,239,011	4,217,026
Ser. 17-H10, Class MI, IO, 2.153%, 4/20/67(WAC)	86,527,712	6,653,981
Ser. 17-H06, Class MI, IO, 2.128%, 2/20/67(WAC)	43,101,204	3,930,743
Ser. 15-H20, Class BI, IO, 2.127%, 8/20/65(WAC)	44,514,656	3,596,785
Ser. 18-H01, Class XI, IO, 1.97%, 1/20/68(WAC)	39,600,888	4,939,715
Ser. 18-H05, Class BI, IO, 1.964%, 2/20/68(WAC)	75,634,879	8,485,288
Ser. 17-H11, Class DI, IO, 1.925%, 5/20/67(WAC)	29,002,059	2,712,884
Ser. 18-H02, Class EI, IO, 1.884%, 1/20/68(WAC)	79,487,695	8,917,526
Ser. 15-H12, Class AI, IO, 1.864%, 5/20/65(WAC)	76,533,728	5,400,756
Ser. 15-H23, Class DI, IO, 1.855%, 9/20/65(WAC)	33,101,770	2,631,459
Ser. 15-H15, Class AI, IO, 1.809%, 6/20/65(WAC)	43,722,238	3,930,630
FRB Ser. 15-H08, Class CI, IO, 1.796%, 3/20/65(WAC)	55,158,568	3,854,922
Ser. 17-H06, Class DI, IO, 1.786%, 2/20/67(WAC)	31,631,270	2,318,572
Ser. 18-H02, Class HI, IO, 1.781%, 1/20/68(WAC)	67,658,172	7,548,115
Ser. 15-H23, Class BI, IO, 1.754%, 9/20/65(WAC)	65,205,370	4,707,828
Ser. 18-H15, Class EI, IO, 1.729%, 8/20/68(WAC)	65,843,994	4,859,287
Ser. 15-H03, Class CI, IO, 1.719%, 1/20/65(WAC)	62,512,044	4,224,876
Ser. 14-H25, Class BI, IO, 1.692%, 12/20/64(WAC)	44,177,561	2,936,482
Ser. 16-H14, IO, 1.688%, 6/20/66(WAC)	43,289,004	2,786,730
Ser. 16-H12, Class AI, IO, 1.659%, 7/20/65(WAC)	49,636,285	3,238,172
Ser. 16-H18, IO, 1.656%, 8/20/66(WAC)	47,139,077	2,993,095
Ser. 17-H03, Class HI, IO, 1.567%, 1/20/67(WAC)	71,977,079	4,332,644
Ser. 15-H01, Class BI, IO, 1.563%, 1/20/65(WAC)	33,574,871	2,040,614
Ser. 14-H06, Class BI, IO, 1.467%, 2/20/64(WAC)	39,813,687	1,721,862
Ser. 18-H04, IO, 1.432%, 2/20/68(WAC)	49,994,792	5,153,163
Ser. 12-H29, Class AI, IO, 1.408%, 10/20/62(WAC)	18,303,440	533,509
Ser. 12-H29, Class FI, IO, 1.408%, 10/20/62(WAC)	18,303,440	531,770
Ser. 18-H01, IO, 1.369%, 12/20/67(WAC)	27,617,019	2,805,530
Ser. 06-36, Class OD, PO, zero %, 7/16/36	5,487	4,938

		544,098,825
Commercial mortgage-backed securities (5.5%)
Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-1, Class B, 5.482%, 11/10/42(WAC)	5,406,396	4,108,860
FRB Ser. 05-1, Class C, 5.482%, 11/10/42(WAC)	8,629,000	2,286,685
Bank 144A Ser. 17-BNK9, Class D, 2.80%, 11/15/54	320,000	253,227
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.432%, 1/12/45(WAC)	483,000	379,155
Ser. 05-PWR7, Class D, 5.264%, 2/11/41(WAC)	4,190,000	3,205,350
Ser. 05-PWR7, Class C, 5.235%, 2/11/41(WAC)	4,945,000	5,499,196
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)	115,097	115,097
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 07-T28, Class D, 5.534%, 9/11/42(WAC)	4,680,000	2,518,802
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.739%, 12/15/47(WAC)	13,980,000	13,351,126
COMM Mortgage Trust FRB Ser. 14-CR16, Class C, 4.928%, 4/10/47(WAC)	225,000	237,495
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class E, 4.847%, 5/10/47(WAC)	226,000	174,020
FRB Ser. 14-UBS3, Class D, 4.768%, 6/10/47(WAC)	3,733,000	3,722,031
FRB Ser. 12-CR3, Class E, 4.75%, 10/15/45(WAC)	7,769,000	4,487,182
Ser. 12-LC4, Class E, 4.25%, 12/10/44	10,009,000	6,271,530
FRB Ser. 13-CR9, Class D, 4.243%, 7/10/45(WAC)	5,143,000	2,602,430
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.902%, 12/15/39(WAC)	8,896,969	89
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 5.803%, 2/15/41(WAC)	10,781,406	5,899,586
FRB Ser. 07-C4, Class C, 5.719%, 9/15/39(WAC)	168,163	167,982
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)	514,438	519,328
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.764%, 4/15/50(WAC)	6,587,000	4,360,666
DBUBS Mortgage Trust 144A FRB Ser. 11-LC2A, Class D, 5.487%, 7/10/44(WAC)	211,000	201,667
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.402%, 2/10/46(WAC)	257,000	223,746
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.532%, 9/10/47(WAC)	17,168,000	6,523,840
JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class C, 4.099%, 7/15/45(WAC)	197,000	194,437
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.794%, 2/15/47(WAC)	11,861,000	6,330,263
FRB Ser. 14-C18, Class E, 4.294%, 2/15/47(WAC)	7,852,000	3,122,905
FRB Ser. 14-C25, Class D, 3.948%, 11/15/47(WAC)	10,691,000	7,644,621
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	15,725,000	7,552,702
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	254,000	245,422
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.167%, 4/15/46(WAC)	431,000	329,446
Ser. 13-LC11, Class B, 3.499%, 4/15/46	180,000	177,448
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	13,371,809	8,309,991
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.571%, 12/15/49(WAC)	60,277	1
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.352%, 8/15/46(WAC)	650,000	58,500
FRB Ser. 15-C23, Class D, 4.145%, 7/15/50(WAC)	2,998,000	2,935,848
FRB Ser. 13-C10, Class F, 4.082%, 7/15/46(WAC)	254,000	80,640
Ser. 14-C17, Class E, 3.50%, 8/15/47	9,096,000	5,395,447
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	5,516,897	1,241,302
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	3,447,379	3,395,370
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class E, 5.419%, 3/15/45(WAC)	7,066,000	3,533,000
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 20-01, Class M10, 3.898%, 3/25/50	568,000	552,076
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	4,414,162	44
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	6,847,000	1,434,488
Ser. 13-C6, Class B, 3.875%, 4/10/46(WAC)	233,000	232,581
Ser. 13-C6, Class E, 3.50%, 4/10/46	8,520,000	6,045,034
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.275%, 7/15/46(WAC)	14,132,111	5,652,844
Ser. 14-LC16, Class D, 3.938%, 8/15/50	11,010,000	4,084,296
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	8,644,000	4,357,760
FRB Ser. 12-C9, Class E, 4.811%, 11/15/45(WAC)	5,985,000	4,022,763
FRB Ser. 13-C15, Class D, 4.49%, 8/15/46(WAC)	22,811,996	9,453,636
FRB Ser. 12-C10, Class D, 4.427%, 12/15/45(WAC)	21,439,000	8,322,877

		161,814,832
Residential mortgage-backed securities (non-agency) (11.5%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.338%, 5/25/47	8,506,690	4,315,988
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 2.621%, 11/27/36(WAC)	7,338,624	5,870,898
Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 21A1, 3.07%, 9/25/35(WAC)	2,103,559	1,947,354
FRB Ser. 05-8, Class 21A1, 2.951%, 10/25/35(WAC)	79,696	71,033
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (1 Month US LIBOR + 0.23%), 0.378%, 9/25/46	4,869,166	4,385,882
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class B1, (1 Month US LIBOR + 4.75%), 4.898%, 10/25/27 (Bermuda)	2,376,000	2,316,396
FRB Ser. 18-2A, Class B1, (1 Month US LIBOR + 2.65%), 2.798%, 8/25/28 (Bermuda)	730,000	732,741
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 0.328%, 11/25/47	3,258,626	2,577,333
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 0.498%, 3/25/37	9,217,357	8,429,759
FRB Ser. 07-AMC3, Class A2B, (1 Month US LIBOR + 0.18%), 0.328%, 3/25/37	1,271,978	1,143,381
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A3, 3.698%, 3/25/65(WAC)	410,000	426,400
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.402%, 6/25/46(WAC)	2,607,787	2,485,482
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 1.569%, 8/25/46	3,330,599	3,126,387
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.549%, 6/25/46	8,073,880	7,130,510
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.35%), 0.848%, 9/25/35	723,868	641,356
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 0.804%, 11/20/35	15,446,529	14,079,009
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%), 0.528%, 8/25/46	3,035,167	3,065,519
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 0.528%, 8/25/46	5,213,274	4,327,018
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 0.528%, 8/25/46	10,640,091	10,275,741
Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4, Class A2, (1 Month US LIBOR + 0.19%), 0.528%, 12/25/36	9,364,035	4,824,762
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (1 Month US LIBOR + 2.85%), 2.998%, 1/25/30	686,000	635,488
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 10.648%, 5/25/28	6,323,142	7,061,932
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 10.15%, 7/25/28	2,092,487	2,218,345
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 9.498%, 4/25/28	10,583,841	12,497,557
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 7.698%, 12/25/27	11,164,219	12,259,673
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 5.298%, 10/25/29	1,935,000	2,018,697
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.298%, 11/25/28	2,535,727	2,660,330
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (1 Month US LIBOR + 4.95%), 5.098%, 7/25/29	3,062,000	3,183,651
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.898%, 10/25/24	312,986	317,317
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	1,710,000	1,777,241
Structured Agency Credit Risk Debt FRN Ser. 14-DN1, Class M3, (1 Month US LIBOR + 4.50%), 4.648%, 2/25/24	388,000	381,655
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class B1, (1 Month US LIBOR + 4.45%), 4.598%, 3/25/30	1,590,000	1,632,629
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 3.998%, 3/25/29	3,145,000	3,253,981
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M3, (1 Month US LIBOR + 3.80%), 3.948%, 3/25/25	43,965	44,017
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (1 Month US LIBOR + 3.55%), 3.698%, 8/25/29	347,527	356,658
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class B1, (1 Month US LIBOR + 3.15%), 3.298%, 7/25/30	137,000	133,751
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.448%, 9/25/30	1,827,087	1,816,880
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (1 Month US LIBOR + 12.25%), 12.398%, 2/25/49	570,000	639,148
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day SOFR + 11.50%), 11.582%, 10/25/50	256,000	313,320
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (1 Month US LIBOR + 11.25%), 11.398%, 4/25/49	1,150,000	1,271,264
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.148%, 10/25/48	2,787,000	3,128,667
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 10.898%, 1/25/49	2,342,000	2,600,133
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.648%, 3/25/49	2,996,000	2,973,432
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (1 Month US LIBOR + 10.00%), 10.148%, 8/25/50	448,000	538,230
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (1 Month US LIBOR + 10.00%), 10.148%, 7/25/50	3,318,000	3,906,946
Structured Agency Credit Risk Debt FRN Ser. 20-DNA3, Class B2, (1 Month US LIBOR + 9.35%), 9.498%, 6/25/50	239,000	277,838
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.298%, 7/25/49	1,763,000	1,695,618
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 7.898%, 9/25/48	3,182,000	3,070,268
Structured Agency Credit Risk Debt FRN Ser. 20-DNA3, Class B1, (1 Month US LIBOR + 5.10%), 5.248%, 6/25/50	1,390,000	1,438,599
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (1 Month US LIBOR + 4.80%), 4.95%, 9/25/47	1,290,000	1,135,200
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	5,008,000	5,200,759
Seasoned Credit Risk Transfer Trust Ser. 19-1, Class M, 4.75%, 7/25/58(WAC)	1,850,000	1,903,794
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.398%, 10/25/48	753,000	769,972
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	200,000	200,000
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.248%, 3/25/50	1,965,000	1,974,908
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.798%, 1/25/49	179,112	177,638
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.598%, 3/25/49	99,878	99,379
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.448%, 10/25/48	644,400	633,275
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.398%, 9/25/28	14,099,609	17,107,382
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 11.898%, 10/25/28	7,695,842	9,369,078
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 11.898%, 8/25/28	5,427,323	6,534,700
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 10.898%, 1/25/29	444,507	533,222
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (1 Month US LIBOR + 10.25%), 10.398%, 1/25/29	992,916	1,166,056
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (1 Month US LIBOR + 9.25%), 9.398%, 4/25/29	3,174,759	3,372,546
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 6.048%, 10/25/28	469,613	493,631
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.848%, 4/25/28	15,139,396	16,153,259
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 5.648%, 9/25/29	18,272,300	19,338,129
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.448%, 10/25/28	1,919,799	2,019,618
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.148%, 7/25/25	302,754	309,043
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 4.998%, 10/25/29	4,947,000	5,153,398
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 4.698%, 2/25/25	878,002	892,447
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 4.648%, 12/25/30	753,000	770,530
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 4.598%, 5/25/30	1,200,000	1,245,967
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.598%, 2/25/30	3,018,000	3,093,450
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.598%, 1/25/29	61,232	63,586
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 4.448%, 2/25/25	119,826	121,664
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 4.398%, 1/25/31	425,000	433,282
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2B1, (1 Month US LIBOR + 4.10%), 4.248%, 3/25/31	1,624,000	1,645,248
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 4.148%, 5/25/30	1,626,000	1,629,230
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.148%, 5/25/25	402,020	408,042
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.148%, 5/25/25	699,893	710,286
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1B1, (1 Month US LIBOR + 3.75%), 3.898%, 3/25/31	313,000	314,404
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1B1, (1 Month US LIBOR + 3.75%), 3.898%, 10/25/30	500,000	506,250
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 3.748%, 1/25/30	1,598,000	1,597,997
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.148%, 10/25/29	2,107,546	2,126,098
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2M2, (1 Month US LIBOR + 2.85%), 2.998%, 11/25/29	255,497	256,447
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 2.948%, 2/25/30	3,459,968	3,477,047
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (1 Month US LIBOR + 2.50%), 2.648%, 5/25/30	1,061,508	1,059,064
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.398%, 7/25/30	59,776	59,481
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (1 Month US LIBOR + 2.20%), 2.348%, 8/25/30	565,257	560,205
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (1 Month US LIBOR + 2.10%), 2.248%, 3/25/31	754,984	744,004
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class B1, (1 Month US LIBOR + 9.25%), 9.398%, 11/25/39	8,200,000	7,629,843
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1B1, (1 Month US LIBOR + 6.75%), 6.898%, 2/25/40	1,645,000	1,540,057
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1, (1 Month US LIBOR + 5.75%), 5.898%, 7/25/29	4,084,000	4,394,441
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2B1, (1 Month US LIBOR + 5.25%), 5.398%, 6/25/39	617,000	628,569
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (1 Month US LIBOR + 3.65%), 3.798%, 2/25/40	239,000	239,744
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (1 Month US LIBOR + 3.00%), 3.148%, 1/25/40	126,000	118,816
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.598%, 7/25/31	498,137	497,826
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 0.508%, 5/25/36	10,334,731	3,700,249
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 0.458%, 5/25/37	5,960,276	5,191,911
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 0.672%, 5/19/35	18,619,984	9,533,545
Home Re, Ltd. 144A FRB Ser. 19-1, Class M2, (1 Month US LIBOR + 3.25%), 3.398%, 5/25/29 (Bermuda)	2,000,000	1,926,000
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 0.348%, 6/25/37	4,763,246	2,272,052
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 0.891%, 2/26/37	207,133	187,935
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 2.998%, 7/25/28 (Bermuda)	12,362,000	11,952,119
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (1 Month US LIBOR + 4.35%), 4.498%, 7/25/29 (Bermuda)	383,000	341,393
FRB Ser. 19-1A, Class B1A, (1 Month US LIBOR + 3.50%), 3.648%, 7/25/29 (Bermuda)	317,000	282,762
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class M2, (1 Month US LIBOR + 4.00%), 4.148%, 4/25/27 (Bermuda)	1,062,860	1,062,858
Radnor Re, Ltd. 144A FRB Ser. 20-2, Class B1, (1 Month US LIBOR + 7.60%), 7.748%, 10/25/30 (Bermuda)	168,000	170,052
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 0.358%, 8/25/36	10,165,075	9,656,822
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	256,000	283,454
Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	240,000	255,025
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.053%, 9/25/35(WAC)	178,406	180,571
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%), 1.128%, 10/25/45	171,289	169,089

		333,851,063

Total mortgage-backed securities (cost $1,173,472,953)		$1,039,764,720

CORPORATE BONDS AND NOTES (17.9%)(a)
		Principal amount	Value
Basic materials (1.4%)
Allegheny Technologies, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		$10,000	$10,525
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		3,150,000	3,437,438
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		670,000	670,000
Axalta Coating Systems, LLC/Axalta Coating Systems Dutch Holding B BV 144A company guaranty sr. unsec. notes 4.75%, 6/15/27		580,000	616,975
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		30,000	31,425
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		68,000	69,615
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		1,500,000	1,620,000
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		1,294,000	1,329,586
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		545,000	589,963
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		879,000	953,461
Cemex SAB de CV 144A company guaranty sr. notes 7.375%, 6/5/27 (Mexico)		700,000	796,600
Cemex SAB de CV 144A company guaranty sr. notes 5.45%, 11/19/29 (Mexico)		1,330,000	1,463,013
Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)		1,675,000	1,711,850
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		728,000	788,061
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		85,000	88,400
Constellium SE 144A sr. unsec. notes 5.625%, 6/15/28 (France)		750,000	808,125
Core & Main LP 144A sr. unsec. notes 6.125%, 8/15/25		1,385,000	1,431,744
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		825,000	905,438
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		825,000	876,563
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		1,119,000	1,393,155
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		3,167,000	3,262,010
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		111,000	117,383
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		370,000	398,676
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		670,000	671,676
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging Ltd Co-Issuer, LL 144A sr. notes 6.00%, 9/15/28 (Canada)		290,000	297,975
James Hardie International Finance DAC 144A sr. unsec. bonds 5.00%, 1/15/28 (Ireland)		1,409,000	1,496,598
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		55,000	56,375
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		30,000	31,350
Mercer International, Inc. sr. unsec. notes 7.375%, 1/15/25 (Canada)		13,000	13,528
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		654,000	662,992
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		685,000	697,416
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		1,425,000	1,489,125
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		494,000	532,219
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		2,612,000	3,202,965
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)		722,000	769,833
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)		1,425,000	1,527,841
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		38,000	39,378
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		1,058,000	1,097,676
Tronox, Inc. 144A company guaranty sr. notes 6.50%, 5/1/25		15,000	16,050
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		553,000	566,825
U.S. Concrete, Inc. 144A company guaranty sr. unsec. notes 5.125%, 3/1/29		600,000	618,000
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		2,345,000	2,529,669
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 4.875%, 6/15/27		70,000	74,236

			39,761,733
Capital goods (1.3%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		715,000	731,534
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		332,000	349,430
American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 6.875%, 7/1/28		155,000	167,013
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		65,000	69,063
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		705,000	738,488
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)		1,500,000	1,601,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		865,000	903,925
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 8/15/27 (Ireland)		1,865,000	1,957,896
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26		45,000	48,339
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27		45,000	48,389
Berry Global, Inc. 144A notes 4.50%, 2/15/26		990,000	1,012,275
CANPACK SA/Eastern PA Land Investment Holding, LLC 144A company guaranty sr. unsec. notes 3.125%, 11/1/25 (Poland)		465,000	469,069
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		1,125,000	1,212,188
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29		735,000	802,988
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27		390,000	406,891
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		215,000	223,063
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		1,599,000	1,946,783
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		560,000	564,200
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		605,000	643,569
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		131,000	134,351
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		2,590,000	2,816,625
MasTec, Inc. 144A company guaranty sr. unsec. notes 4.50%, 8/15/28		1,625,000	1,706,250
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 6.625%, 5/13/27		685,000	741,513
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		1,693,000	1,815,743
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		1,990,000	2,161,955
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		1,394,000	1,442,790
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		94,000	95,763
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		2,275,000	2,375,714
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		2,511,000	2,711,880
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		70,000	72,888
Tenneco, Inc. 144A company guaranty sr. notes 7.875%, 1/15/29		10,000	11,228
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		68,000	70,380
TransDigm, Inc. company guaranty sr. unsec. sub.notes 5.50%, 11/15/27		337,000	354,288
TransDigm, Inc. 144A company guaranty sr. notes 8.00%, 12/15/25		20,000	22,106
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		3,729,000	3,971,385
Vertical US Newco, Inc. 144A company guaranty sr. notes 5.25%, 7/15/27		855,000	906,300
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		1,441,000	1,473,423
Welbilt, Inc. company guaranty sr. unsec. notes 9.50%, 2/15/24		250,000	258,385
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		535,000	608,450
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25		820,000	901,861

			38,549,631
Communication services (1.7%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)		1,240,000	1,270,547
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		820,000	852,800
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		227,000	235,229
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		13,831,000	15,162,234
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 5/1/32		1,420,000	1,516,163
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		990,000	1,050,637
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28		1,867,000	1,974,353
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		1,363,000	1,393,668
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		1,965,000	2,126,916
CSC Holdings, LLC 144A sr. unsec. bonds 4.625%, 12/1/30		800,000	835,000
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28		790,000	888,750
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		1,958,000	2,053,031
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		76,000	82,839
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		1,160,000	1,254,250
Frontier Communications Corp. 144A notes 6.75%, 5/1/29		1,355,000	1,449,850
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		650,000	671,645
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		825,000	861,659
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		90,000	92,476
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29		790,000	788,025
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		2,382,000	3,140,620
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		2,175,000	2,699,600
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		1,759,000	2,036,571
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		152,000	158,156
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21		161,953	163,475
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23		94,000	94,118
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		22,000	23,731
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		28,000	28,875
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		1,088,000	1,169,480
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		730,000	746,305
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30		45,000	52,119
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27		1,020,000	1,161,576
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		2,073,000	2,199,972
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)		1,275,000	1,322,813
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	100,000	143,051
Zayo Group Holdings, Inc. 144A sr. notes 4.00%, 3/1/27		$395,000	395,988

			50,096,522
Consumer cyclicals (4.2%)
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		26,000	26,943
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		45,000	46,575
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		40,000	41,500
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		1,410,000	1,464,638
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)		40,000	42,550
Carnival Corp. 144A sr. notes 11.50%, 4/1/23		795,000	919,592
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		965,000	1,031,344
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		6,000	5,880
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		2,061,000	1,957,950
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		355,000	383,400
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		60,000	60,600
Cornerstone Building Brands, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		489,000	512,228
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		2,790,000	2,817,900
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		1,336,000	1,085,501
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27		2,951,000	1,785,355
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		1,499,000	1,523,359
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		1,660,000	1,655,851
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25		2,279,000	2,794,077
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25		1,000,000	1,087,300
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27		1,034,000	1,090,870
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		420,000	441,000
Gap, Inc. (The) 144A sr. notes 8.625%, 5/15/25		650,000	724,925
Gap, Inc. (The) 144A sr. notes 8.375%, 5/15/23		1,137,000	1,289,074
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		600,000	632,250
Gartner, Inc. 144A company guaranty sr. unsec. notes 4.50%, 7/1/28		330,000	348,150
Gray Television, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/15/30		750,000	764,063
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		1,238,000	1,355,610
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25		40,000	42,321
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		70,000	73,325
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		1,226,000	1,297,629
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		1,013,000	1,044,656
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		100,812	107,869
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		5,547,592	5,922,055
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		45,000	55,294
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		38,000	43,605
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		2,705,000	2,854,560
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		142,000	148,390
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		906,000	958,096
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		50,000	51,026
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25		450,000	483,750
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		49,000	54,592
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		1,225,000	1,356,688
L Brands, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		1,390,000	1,560,275
L Brands, Inc. 144A company guaranty sr. notes 6.875%, 7/1/25		405,000	439,741
L Brands, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		325,000	399,750
L Brands, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		695,000	773,188
La Financiere Atalian SASU company guaranty sr. unsec. notes Ser. REGS, 4.00%, 5/15/24 (France)	EUR	1,400,000	1,572,254
Levi Strauss & Co. sr. unsec. unsub. notes 5.00%, 5/1/25		$740,000	758,500
LHMC Finco SARL sr. notes Ser. REGS, 6.25%, 12/20/23 (Luxembourg)	EUR	1,345,000	1,632,899
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		$92,000	93,380
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		1,810,000	1,855,250
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		39,000	39,488
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		63,000	64,733
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		150,000	167,778
Macy's, Inc. 144A company guaranty sr. unsec. notes 8.375%, 6/15/25		410,000	455,306
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25		35,000	40,940
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		35,000	37,581
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		125,000	132,188
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		2,155,000	2,284,300
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		2,129,000	2,365,852
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		1,431,000	1,402,380
Meredith Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/1/25		1,555,000	1,656,075
Motion Bondco DAC company guaranty sr. notes Ser. REGS, 4.50%, 11/15/27 (Ireland)	EUR	1,420,000	1,668,615
MPH Acquisition Holdings, LLC 144A company guaranty sr. unsec. notes 5.75%, 11/1/28		$720,000	707,616
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		80,000	83,812
Nexstar Broadcasting, Inc. 144A sr. unsec. notes 4.75%, 11/1/28		745,000	779,457
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		660,000	707,025
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		1,826,000	1,873,933
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28		1,045,000	1,135,445
Nordstrom, Inc. 144A sr. notes 8.75%, 5/15/25		1,480,000	1,657,676
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		12,000	12,135
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 6.25%, 6/15/25		1,297,000	1,368,335
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. bonds 4.625%, 3/15/30		583,000	595,907
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		683,000	712,881
Penske Automotive Group, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/25		315,000	320,119
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28		2,190,000	2,425,425
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		790,000	784,075
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		1,645,000	1,766,055
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		1,889,000	2,826,417
QVC, Inc. company guaranty sr. notes 4.375%, 9/1/28		1,390,000	1,440,249
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		32,000	34,160
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		4,122,000	4,905,180
Scientific Games International, Inc. 144A company guaranty sr. notes 5.00%, 10/15/25		1,095,000	1,129,920
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/15/26		1,365,000	1,470,924
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		2,813,000	3,031,008
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		380,000	395,200
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30		1,440,000	1,497,600
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30		705,000	721,378
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29		850,000	935,266
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		1,340,000	1,413,700
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		1,725,000	1,863,000
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24		75,000	76,594
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		45,000	48,326
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		1,280,000	1,286,400
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		145,000	152,613
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		1,955,000	1,969,663
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		1,715,000	1,920,800
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		705,000	798,413
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23		1,000,000	1,017,600
TRI Pointe Group, Inc. sr. unsec. notes 5.70%, 6/15/28		815,000	920,135
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25		930,000	1,034,625
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		1,630,000	1,750,702
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		57,000	57,428
Valvoline, Inc. company guaranty sr. unsec. notes 4.375%, 8/15/25		510,000	526,713
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30		2,775,000	2,941,500
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 4.875%, 9/15/28		300,000	313,500
WMG Acquisition Corp. 144A company guaranty sr. bonds 3.00%, 2/15/31		1,185,000	1,161,300
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		1,220,000	1,244,400
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. notes 6.375%, 5/15/25		1,025,000	1,091,625
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 4.375%, 8/15/28		430,000	446,792
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		2,068,000	2,131,591
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		3,760,000	3,938,601
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		540,000	585,226

			121,791,259
Consumer staples (1.0%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		990,000	1,003,296
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		63,000	64,890
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		685,000	696,988
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		580,000	639,090
Avient Corp. 144A sr. unsec. notes 5.75%, 5/15/25		30,000	31,875
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		235,000	239,629
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		10,000	11,115
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		1,500,000	1,545,000
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27		45,000	47,363
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		158,000	156,866
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		50,000	54,625
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		71,000	72,509
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		880,000	913,000
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		54,000	57,025
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 5.00%, 7/15/35		1,723,000	2,088,694
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 3.00%, 6/1/26		2,968,000	3,099,398
Kraft Heinz Co. (The) 144A company guaranty sr. unsec. notes 3.875%, 5/15/27		244,000	262,876
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		1,195,000	1,333,919
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		1,799,000	1,880,495
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		22,000	22,935
Loxam SAS notes 3.75%, 7/15/26 (France)	EUR	1,400,000	1,732,476
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		$1,689,000	1,756,560
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		656,000	697,223
Match Group, Inc. 144A sr. unsec. unsub. notes 4.625%, 6/1/28		840,000	880,425
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		1,055,000	1,302,925
Netflix, Inc. sr. unsec. notes 5.875%, 2/15/25		15,000	17,257
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		80,000	90,216
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		1,580,000	1,894,026
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		50,000	58,938
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		575,000	661,250
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		916,000	1,007,875
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		730,000	804,095
Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.125%, 1/15/28		1,420,000	1,514,075
Sysco Corp. company guaranty sr. unsec. bonds 6.60%, 4/1/50		500,000	770,081
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		798,000	861,840
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		750,000	758,123
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		935,000	1,025,228
Yum! Brands, Inc. 144A sr. unsec. notes 7.75%, 4/1/25		370,000	409,775

			30,463,976
Energy (3.3%)
Aker BP ASA 144A sr. unsec. notes 3.75%, 1/15/30 (Norway)		1,225,000	1,277,063
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		56,000	55,860
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		911,000	971,354
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27		475,000	503,500
Apache Corp. sr. unsec. unsub. notes 4.625%, 11/15/25		20,000	21,140
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		562,000	585,030
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		1,074,000	1,095,480
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		70,000	91,088
ChampionX corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		621,000	627,210
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		245,000	289,830
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		954,000	977,459
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		1,354,000	1,388,121
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		1,531,000	1,578,614
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		50,000	55,499
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		705,000	780,788
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		899,000	993,395
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		1,000,000	1,402,500
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		860,000	1,192,820
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41		677,000	827,956
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		771,000	802,624
Diamondback Energy, Inc. sr. unsec. notes 4.75%, 5/31/25		55,000	61,918
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp. 144A sr. unsec. notes 7.75%, 12/15/25		2,770,000	2,937,253
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		2,786,000	3,005,258
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25		1,635,000	1,749,450
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		462,000	390,390
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		145,000	152,876
Global Partners LP/GLP Finance Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29		230,000	248,976
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		86,000	89,897
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		3,876,000	4,031,040
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		330,000	332,476
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		1,161,000	1,187,123
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		1,072,000	1,104,214
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		1,705,500	1,620,226
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		130,000	135,025
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24		347,000	371,290
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26		274,000	294,042
Noble Energy, Inc. sr. unsec. bonds 6.00%, 3/1/41		168,000	255,563
Northriver Midstream Finance LP 144A sr. notes 5.625%, 2/15/26 (Canada)		811,000	837,358
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		1,311,000	1,372,617
Occidental Petroleum Corp. sr. unsec. sub. notes 4.85%, 3/15/21		546,000	546,000
Occidental Petroleum Corp. sr. unsec. unsub. notes 3.50%, 6/15/25		845,000	816,236
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		6,941,000	8,590,112
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		3,771,000	4,289,513
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		3,006,000	3,513,262
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		3,525,000	3,983,285
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		1,537,000	57,638
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		4,617,000	173,138
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		24,565,000	921,188
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 7.69%, 1/23/50 (Mexico)		8,180,000	8,247,486
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		9,697,000	9,672,758
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.84%, 1/23/30 (Mexico)		1,135,000	1,188,095
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)		2,660,000	2,801,932
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		133,000	115,710
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25		1,155,000	1,219,969
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		2,955,000	2,356,613
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		1,571,000	1,343,205
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		255,000	205,275
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25		400,000	430,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		1,302,000	1,329,668
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		560,000	630,700
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27		40,000	43,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.50%, 3/1/30		575,000	624,278
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		65,000	68,611
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		538,200	505,908
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		1,453,000	1,322,230
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		129,000	134,805
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		580,000	606,100
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		16,000	18,210
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		79,000	83,049
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30		35,000	37,100
WPX Energy, Inc. sr. unsec. sub. notes 5.875%, 6/15/28		2,645,000	2,883,130
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27		1,674,000	1,773,804

			96,226,731
Financials (2.2%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		1,830,000	1,850,587
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27		360,000	368,101
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		1,490,000	1,594,300
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		3,576,000	5,249,103
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		153,000	224,162
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		1,000,000	1,083,583
Banca Monte dei Paschi di Siena SpA sr. unsec. unsub. notes Ser. EMTN, 2.625%, 4/28/25 (Italy)	EUR	1,350,000	1,688,397
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		$700,000	763,875
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		1,087,000	1,233,745
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		1,645,000	1,985,920
Credit Suisse Group AG 144A jr. unsec. sub. FRB 6.375%, perpetual maturity (Switzerland)		755,000	840,881
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		905,000	988,713
Deutsche Bank AG jr. unsec. sub. FRN 6.00%, perpetual maturity (Germany)		1,600,000	1,600,000
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)		4,280,000	4,860,633
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		1,223,000	1,798,104
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		79,000	80,975
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		1,155,000	1,292,695
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		886,000	924,204
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		1,735,000	1,952,014
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		56,000	64,270
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		1,925,000	2,002,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		120,000	122,038
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		480,000	508,272
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		1,155,000	1,238,160
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4.75%, 9/15/24		55,000	57,131
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		1,370,000	1,554,950
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		1,230,000	1,254,600
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		1,320,000	1,336,500
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		192,000	189,601
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		2,153,000	2,147,618
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		950,000	929,813
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		3,146,000	3,254,286
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27		50,000	53,063
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		1,288,000	1,352,400
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/15/30		420,000	438,993
NatWest Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)		1,580,000	1,714,359
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		1,430,000	1,512,225
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		3,575,000	3,664,375
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		572,000	659,127
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, 11/18/50 (France)		452,000	478,707
Springleaf Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25		675,000	763,594
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		1,045,000	1,235,713
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		748,000	868,615
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		145,000	163,125
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		2,020,000	2,070,500
Stichting AK Rabobank Certificaten jr. unsec. sub. FRN 6.50%, perpetual maturity (Netherlands)	EUR	1,517,959	2,456,024
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		$1,392,000	1,360,680
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		200,000	214,000

			64,044,731
Health care (1.4%)
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		2,444,000	2,718,950
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		58,000	60,105
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		1,715,000	1,927,849
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		855,000	939,816
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		100,000	102,875
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		1,185,000	1,287,207
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		1,930,000	1,989,174
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/15/29		560,000	575,792
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		710,000	752,529
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		2,620,000	2,908,200
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26		873,000	922,106
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		969,000	1,022,014
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.625%, 1/15/24		1,420,000	1,480,350
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		45,000	48,488
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		135,000	145,800
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		550,000	593,313
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 9.875%, 6/30/23		387,000	406,834
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24		1,000,000	1,037,500
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28		720,000	849,600
Emergent BioSolutions, Inc. 144A company guaranty sr. unsec. notes 3.875%, 8/15/28		475,000	491,863
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25		745,000	778,525
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		82,000	97,047
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		3,915,000	4,499,901
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		45,000	47,816
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 5.00%, 6/15/28		495,000	528,413
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 4.625%, 6/15/25		330,000	348,021
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		120,000	132,900
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		585,000	608,523
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		55,000	56,376
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		23,000	24,380
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25		25,000	27,313
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		3,855,000	4,081,482
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		4,236,000	4,431,322
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 7.125%, 1/31/25 (Israel)		795,000	878,714
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		1,520,000	1,719,500
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		1,620,000	1,723,275

			40,243,873
Technology (0.6%)
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		55,000	57,948
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		545,000	561,895
Dell International, LLC/EMC Corp. 144A company guaranty sr. notes 5.85%, 7/15/25		30,000	36,025
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		1,670,000	2,037,309
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		64,000	66,376
Diebold Nixdorf, Inc. company guaranty sr. unsec. sub. notes 8.50%, 4/15/24		1,740,000	1,761,751
Diebold Nixdorf, Inc. 144A company guaranty sr. notes 9.375%, 7/15/25		644,000	721,280
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26		27,000	29,025
Microchip Technology, Inc. 144A company guaranty sr. unsec. notes 4.25%, 9/1/25		2,170,000	2,295,736
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		3,918,000	3,927,796
Qorvo, Inc. 144A company guaranty sr. unsec. bonds 3.375%, 4/1/31		745,000	769,213
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		1,172,000	1,252,575
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		690,000	733,125
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		1,485,000	1,534,822
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		1,580,000	1,617,525
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		75,000	82,875

			17,485,276
Transportation (0.1%)
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		2,225,000	2,428,615

			2,428,615
Utilities and power (0.7%)
AES Corp. (The) 144A sr. unsec. notes 3.30%, 7/15/25		535,000	583,150
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		924,000	909,160
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		509,000	515,617
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		35,000	36,050
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		741,000	766,565
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		1,620,000	1,684,800
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		20,000	20,900
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		160,000	164,525
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		2,495,000	3,074,523
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		62,000	65,720
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		413,000	436,145
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		2,235,000	2,441,738
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		1,265,000	1,466,956
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		135,000	147,035
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		295,000	324,500
Pacific Gas and Electric Co. bonds 2.50%, 2/1/31		2,160,000	2,167,887
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		1,544,000	1,633,753
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		15,000	15,264
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27		920,000	985,456
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		40,000	45,401
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		25,000	27,073
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27		52,000	55,309
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		2,863,000	2,983,819
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		60,000	63,600

			20,614,946

Total corporate bonds and notes (cost $508,448,609)			$521,707,293

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (13.2%)(a)
		Principal amount	Value
Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		$12,495,000	$7,684,550
Bahrain (Kingdom of) 144A sr. unsec. notes 7.375%, 5/14/30 (Bahrain)		760,000	901,538
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina) (In default)(NON)		12,708,000	5,146,740
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 2/15/23 (Argentina) (In default)(NON)		740,000	297,727
Buenos Aires (Province of) unsec. FRN 34.187%, 5/31/22 (Argentina)	ARS	99,370,000	1,057,708
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina) (In default)(NON)		$12,315,000	4,987,575
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina) (In default)(NON)		10,597,000	4,305,032
Chile (Republic of) sr. unsec. unsub. bonds 3.50%, 1/25/50 (Chile)		4,790,000	5,496,573
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)		20,752,000	12,689,849
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)		150,000	99,752
Development Bank of Mongolia, LLC unsec. notes Ser. REGS, 7.25%, 10/23/23 (Mongolia)		4,010,000	4,300,725
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 6.85%, 1/27/45 (Dominican Republic)		2,550,000	3,107,838
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.875%, 1/30/60 (Dominican Republic)		7,888,000	8,676,879
Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21 (Dominican Republic)		1,345,000	1,373,581
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		5,272,000	6,682,260
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		11,318,000	13,581,600
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		4,819,000	5,764,777
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		3,264,000	3,802,560
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 4/18/24 (Dominican Republic)		1,551,000	1,698,345
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)		300,000	337,125
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30 (Dominican Republic)		2,200,000	2,384,272
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.053%, 1/15/32 (Egypt)		11,840,000	12,875,645
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		3,011,000	3,458,931
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 6/11/25 (Egypt)		7,155,000	7,745,216
Egypt (Arab Republic of) 144A sr. unsec. bonds 8.875%, 5/29/50 (Egypt)		2,975,000	3,486,046
Egypt (Arab Republic of) 144A sr. unsec. bonds 7.053%, 1/15/32 (Egypt)		6,810,000	7,400,768
Egypt (Arab Republic of) 144A sr. unsec. notes 5.75%, 5/29/24 (Egypt)		2,515,000	2,690,321
El Salvador (Republic of) sr. unsec. unsub. bonds Ser. REGS, 7.625%, 2/1/41 (El Salvador)		4,165,000	3,857,873
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 1/18/27 (El Salvador)		2,898,000	2,735,016
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)		4,150,000	3,937,313
Ghana (Republic of) sr. unsec. bonds Ser. REGS, 8.95%, 3/26/51 (Ghana)		9,030,000	9,402,488
Ghana (Republic of) sr. unsec. bonds Ser. REGS, 8.125%, 3/26/32 (Ghana)		7,900,000	8,364,126
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		337,000	363,586
Indonesia (Republic of) sr. unsec. unsub. notes 3.85%, 10/15/30 (Indonesia)		550,000	639,122
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)		2,705,000	3,103,958
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		21,200,000	24,777,712
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)		3,055,000	4,345,676
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		12,420,000	14,437,952
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		200,000	212,002
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		23,575,000	26,521,875
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.75%, 12/31/32 (Ivory Coast)		11,503,800	11,561,320
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Ivory Coast)	EUR	3,940,000	5,147,922
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		$4,251,000	4,495,433
Ivory Coast (Republic of) 144A sr. unsec. unsub. bonds 5.25%, 3/22/30 (Ivory Coast)	EUR	4,445,000	5,815,510
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)		$1,119,000	1,633,740
Jamaica (Government of) sr. unsec. unsub. notes 6.75%, 4/28/28 (Jamaica)		400,000	486,504
Kenya (Republic of) sr. unsec. bonds Ser. REGS, 8.00%, 5/22/32 (Kenya)		12,920,000	15,052,201
Kenya (Republic of) sr. unsec. notes Ser. REGS, 7.00%, 5/22/27 (Kenya)		4,170,000	4,654,729
Kenya (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 6/24/24 (Kenya)		4,160,000	4,555,200
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		1,637,000	2,146,533
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 6.00%, 8/1/29 (Oman)		5,769,000	5,956,608
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%, 3/13/48 (Senegal)		30,930,000	33,984,338
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		12,400,000	13,903,500
South Africa (Republic of) sr. unsec. unsub. bonds 6.30%, 6/22/48 (South Africa)		5,020,000	5,365,481
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 9/16/25 (South Africa)		5,970,000	6,829,680
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		995,000	1,075,841
Turkey (Republic of) sr. unsec. unsub. notes 6.35%, 8/10/24 (Turkey)		7,088,000	7,596,791
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)		9,715,000	9,948,160
United Mexican States sr. unsec. unsub. bonds 3.25%, 4/16/30 (Mexico)		2,165,000	2,337,702
Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)		2,900,000	266,800
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		13,582,000	1,290,290
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		2,093,000	198,835
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)		21,992,000	2,089,240
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		2,350,000	2,632,068
Vietnam (Socialist Republic of) 144A sr. unsec. bonds 4.80%, 11/19/24 (Vietnam)		600,000	672,017

Total foreign government and agency bonds and notes (cost $403,331,477)			$384,429,075

CONVERTIBLE BONDS AND NOTES (8.8%)(a)
		Principal amount	Value
Basic materials (0.1%)
Sika AG cv. sr. unsec. notes Ser. REGS, 0.15%, 6/5/25 (Switzerland)	CHF	640,000	$978,427
Symrise AG cv. sr. unsec. notes 0.238%, 6/20/24 (Germany)	EUR	200,000	308,442

			1,286,869
Capital goods (0.2%)
Airbus SE cv. sr. unsec. unsub. notes zero %, 6/14/21 (France)	EUR	700,000	855,153
Fortive Corp. cv. company guaranty sr. unsec. notes 0.875%, 2/15/22		$2,761,000	2,840,196
Middleby Corp. (The) 144A cv. sr. unsec. unsub. notes 1.00%, 9/1/25		1,892,000	2,310,606
MTU Aero Engines AG cv. sr. unsec. unsub. notes 0.125%, 5/17/23 (Germany)	EUR	100,000	210,691

			6,216,646
Communication services (0.5%)
Cellnex Telecom, SA cv. sr. unsec. unsub. notes 1.50%, 1/16/26 (Spain)	EUR	400,000	815,113
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26		$3,887,000	3,705,212
Liberty Broadband Corp. 144A cv. sr. unsec. bonds 2.75%, 9/30/50		443,000	473,904
Liberty Broadband Corp. 144A cv. sr. unsec. bonds 1.25%, 9/30/50		3,167,000	3,197,121
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23		986,000	1,246,303
Liberty Media Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/1/50		1,221,000	1,295,024
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49		1,942,000	2,003,174
Vonage Holdings Corp. cv. sr. unsec. notes 1.75%, 6/1/24		1,518,000	1,639,485

			14,375,336
Consumer cyclicals (1.6%)
adidas AG 144A cv. sr. unsec. notes 0.05%, 9/12/23 (Germany)	EUR	600,000	920,738
Archer Obligations cv. sr. unsec. notes Ser. KER, zero %, 3/31/23 (France)	EUR	200,000	355,674
Booking Holdings, Inc. 144A cv. sr. unsec. notes 0.75%, 5/1/25		$2,424,000	3,521,606
Burlington Stores, Inc. 144A cv. sr. unsec. notes 2.25%, 4/15/25		2,940,000	4,072,671
Callaway Golf Co. 144A cv. sr. unsec. notes 2.75%, 5/1/26		892,000	1,418,484
Carnival Corp. 144A cv. company guaranty notes 5.75%, 4/1/23		666,000	1,575,693
Cinemark Holdings, Inc. 144A cv. sr. unsec. notes 4.50%, 8/15/25		1,087,000	1,586,460
Compagnie Generale des Etablissements Michelin SCA cv. sr. unsec. unsub. notes zero %, 1/10/22 (France)		400,000	397,878
Dick's Sporting Goods, Inc. 144A cv. sr. unsec. notes 3.25%, 4/15/25		984,000	1,752,135
FTI Consulting, Inc. cv. sr. unsec. notes 2.00%, 8/15/23		1,163,000	1,453,169
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22		283,000	255,159
Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46		159,000	311,365
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23		1,677,000	2,136,910
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23		1,965,000	2,536,423
LVMH Moet Hennessy Louis Vuitton SA cv. sr. unsec. notes zero %, 2/16/21 (Units) (France)		596	399,793
National Vision Holdings, Inc. 144A cv. sr. unsec. notes 2.50%, 5/15/25		1,142,000	1,841,476
NCL Corp, Ltd. 144A cv. company guaranty notes 5.375%, 8/1/25		1,916,000	3,242,196
Nexity SA cv. sr. unsec. notes 0.25%, 3/2/25 (Units) (France)	EUR	2,850	225,081
Penn National Gaming, Inc. cv. sr. unsec. notes 2.75%, 5/15/26		$379,000	1,429,664
RH 144A cv. sr. unsec. notes zero %, 9/15/24		624,000	1,362,881
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. notes 2.875%, 11/15/23		3,532,000	4,220,740
Sabre GLBL, Inc. 144A cv. company guaranty sr. unsec. notes 4.00%, 4/15/25		571,000	1,024,660
Shift4 Payments, Inc. 144A cv. sr. unsec. sub. notes zero %, 12/15/25		1,063,000	1,297,163
Square, Inc. 144A cv. sr. unsec. notes 0.125%, 3/1/25		1,623,000	3,071,528
Square, Inc. 144A cv. sr. unsec. sub. notes 0.25%, 11/1/27		728,000	806,729
Square, Inc. 144A cv. sr. unsec. sub. notes zero %, 5/1/26		776,000	864,969
Tesla Motors, Inc. cv. sr. unsec. notes 2.00%, 5/15/24		22,000	250,127
Under Armour, Inc. 144A cv. sr. unsec. notes 1.50%, 6/1/24		793,000	1,307,130
Vail Resorts, Inc. 144A cv. sr. unsec. sub. notes zero %, 1/1/26		1,808,000	1,840,954
Winnebago Industries, Inc. cv. sr. unsec. notes 1.50%, 4/1/25		1,238,000	1,466,149

			46,945,605
Consumer staples (0.9%)
Bloomin' Brands, Inc. 144A cv. sr. unsec. notes 5.00%, 5/1/25		842,000	1,546,157
Chegg, Inc. 144A cv. sr. unsec. notes zero %, 9/1/26		2,056,000	2,299,055
Delivery Hero AG cv. sr. unsec. notes Ser. REGS, 0.25%, 1/23/24 (Germany)	EUR	1,100,000	1,888,705
Etsy, Inc. 144A cv. sr. unsec. notes 0.125%, 9/1/27		$1,602,000	1,981,766
Fiverr International, Ltd. 144A cv. sr. unsec. notes zero %, 11/1/25 (Israel)		224,000	270,346
IAC Financeco 2, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 6/15/26		2,315,000	4,226,265
Lyft, Inc. 144A cv. sr. unsec. notes 1.50%, 5/15/25		1,717,000	2,543,675
Pinduoduo, Inc. cv. sr. unsec. notes zero %, 12/1/25 (China)		1,000,000	1,233,286
Uber Technologies, Inc. 144A cv. sr. unsec. notes zero %, 12/15/25		1,142,000	1,168,311
Wayfair, Inc. 144A cv. sr. unsec. notes 0.625%, 10/1/25		3,556,000	3,355,558
Zalando SE cv. sr. unsec. notes 0.05%, 8/6/25 (Germany)	EUR	500,000	777,660
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25		$1,406,000	2,922,751
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26		576,000	1,729,748

			25,943,283
Energy (0.3%)
BP Capital Markets PLC cv. company guaranty sr. unsec. unsub. notes 1.00%, 4/28/23 (United Kingdom)	GBP	300,000	426,099
Pioneer Natural Resources Co. 144A cv. sr. unsec. notes 0.25%, 5/15/25		$3,191,000	4,239,846
RAG-Stiftung cv. sr. unsec. unsub. notes zero %, 2/18/21 (Germany)	EUR	400,000	488,132
SolarEdge Technologies, Inc. 144A cv. sr. unsec. notes zero %, 9/15/25 (Israel)		$1,082,000	1,487,289
TOTAL SA cv. sr. unsec. unsub. notes 0.50%, 12/2/22 (France)		800,000	818,561
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23		1,277,000	639,537

			8,099,464
Financials (0.3%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)		1,612,000	1,604,744
Deutsche Wohnen SE cv. sr. unsec. unsub. notes 0.60%, 1/5/26 (Germany)	EUR	600,000	805,409
Encore Capital Group, Inc. cv. company guaranty sr. unsec. unsub. notes 3.25%, 3/15/22		$1,088,000	1,179,000
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22(R)		1,432,000	1,912,087
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23		1,113,000	1,193,693
LendingTree, Inc. 144A cv. sr. unsec. notes 0.50%, 7/15/25		1,625,000	1,580,521
Redfin Corp. 144A cv. sr. unsec. notes zero %, 10/15/25		1,387,000	1,657,671

			9,933,125
Health care (1.1%)
1Life Healthcare, Inc. 144A cv. sr. unsec. notes 3.00%, 6/15/25		146,000	183,073
BioMarin Pharmaceutical, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 5/15/27		2,099,000	2,193,455
CONMED Corp. cv. sr. unsec. notes 2.625%, 2/1/24		1,393,000	1,947,232
DexCom, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 11/15/25		2,111,000	2,122,821
Envista Holdings Corp. 144A cv. sr. unsec. notes 2.375%, 6/1/25		985,000	1,711,695
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27		3,754,000	5,194,954
Illumina, Inc. cv. sr. unsec. notes zero %, 8/15/23		362,000	408,012
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26		1,662,000	2,190,930
Integra LifeSciences Holdings Corp. 144A cv. sr. unsec. notes 0.50%, 8/15/25		1,350,000	1,485,562
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26		1,155,000	1,294,669
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 0.75%, 6/15/24		1,152,000	1,279,281
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)		2,645,000	2,811,498
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24		617,000	851,320
Nevro Corp. cv. sr. unsec. unsub. notes 1.75%, 6/1/21		532,000	953,500
Novocure, Ltd. 144A cv. sr. unsec. notes zero %, 11/1/25 (Jersey)		1,092,000	1,398,124
Omnicell, Inc. 144A cv. sr. unsec. notes 0.25%, 9/15/25		1,081,000	1,472,815
Pacira Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 0.75%, 8/1/25		1,426,000	1,603,548
QIAGEN NV cv. sr. unsec. unsub. notes Ser. REGS, 1.00%, 11/13/24 (Netherlands)		200,000	255,852
Revance Therapeutics, Inc. 144A cv. sr. unsec. notes 1.75%, 2/15/27		828,000	928,603
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25		877,000	1,032,836
Teladoc Health, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 6/1/27		1,106,000	1,324,661

			32,644,441
Technology (3.2%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27		3,429,000	3,820,858
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25		777,000	961,651
Blackline, Inc. cv. sr. unsec. notes 0.125%, 8/1/24		1,118,000	2,099,231
Cloudflare, Inc. 144A cv. sr. unsec. notes 0.75%, 5/15/25		1,216,000	2,594,723
Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 6/15/26		1,310,000	1,761,645
Cree, Inc. 144A cv. sr. unsec. unsub. notes 1.75%, 5/1/26		1,570,000	3,635,158
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24 (Israel)		1,700,000	2,062,327
DocuSign, Inc. cv. sr. unsec. notes 0.50%, 9/15/23		380,000	1,184,236
Envestnet, Inc. 144A cv. company guaranty sr. unsec. notes 0.75%, 8/15/25		2,847,000	2,961,277
Five9, Inc. 144A cv. sr. unsec. notes 0.50%, 6/1/25		1,193,000	1,733,015
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25		1,600,000	2,067,826
HubSpot, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25		845,000	1,304,008
Inphi Corp. 144A cv. sr. unsec. notes 0.75%, 4/15/25		1,304,000	1,829,547
iQIYI, Inc. cv. sr. unsec. notes 2.00%, 4/1/25 (acquired 3/27/19, cost $220,000) (China)(RES)		220,000	193,849
j2 Global, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26		1,728,000	1,790,793
LivePerson, Inc. 144A cv. sr. unsec. notes zero %, 12/15/26		1,481,000	1,617,735
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26		2,508,000	3,058,256
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27		602,000	1,217,606
MongoDB, Inc. 144A cv. sr. unsec. notes 0.25%, 1/15/26		498,000	896,508
New Relic, Inc. cv. sr. unsec. notes 0.50%, 5/1/23		1,404,000	1,375,550
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25		562,000	1,278,766
Okta, Inc. 144A cv. sr. unsec. notes 0.375%, 6/15/26		1,812,000	2,322,577
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23		1,931,000	3,235,361
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25		6,702,000	8,825,396
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25		1,191,000	1,398,043
Pluralsight, Inc. cv. sr. unsec. notes 0.375%, 3/1/24		257,000	253,402
Proofpoint, Inc. cv. sr. unsec. notes 0.25%, 8/15/24		2,541,000	2,845,009
Q2 Holdings, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/1/26		621,000	951,150
Rapid7, Inc. 144A cv. sr. unsec. notes 2.25%, 5/1/25		709,000	1,150,651
RingCentral, Inc. 144A cv. sr. unsec. notes zero %, 3/1/25		2,267,000	2,891,757
SailPoint Technologies Holding, Inc. cv. sr. unsec. notes 0.125%, 9/15/24		1,284,000	2,500,411
Sea, Ltd. 144A cv. sr. unsec. notes 2.375%, 12/1/25 (Thailand)		275,000	633,975
Shopify, Inc. cv. sr. unsec. notes 0.125%, 11/1/25 (Canada)		449,000	528,698
Silicon Laboratories, Inc. 144A cv. sr. unsec. notes 0.625%, 6/15/25		1,038,000	1,303,694
Snap, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/26		1,117,000	2,529,139
Splunk, Inc. cv. sr. unsec. notes 1.125%, 9/15/25		613,000	829,985
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 6/15/27		4,902,000	5,094,909
STMicroelectronics NV cv. sr. unsec. notes 0.25%, 7/3/24 (France)		600,000	1,098,726
Synaptics, Inc. cv. sr. unsec. notes 0.50%, 6/15/22		939,000	1,294,771
Talend SA cv. sr. unsec. notes 1.75%, 9/1/24 (acquired various dates between 9/6/19 and 10/2/19, cost $216,547)(RES)	EUR	200,000	232,648
Twilio, Inc. cv. sr. unsec. notes 0.25%, 6/1/23		$266,000	1,268,266
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21		2,243,000	2,283,412
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24		1,755,000	2,248,352
Wix.com, Ltd. 144A cv. sr. unsec. notes zero %, 8/15/25 (Israel)		439,000	437,531
Xero Investments, Ltd. cv. sr. unsec. notes Ser. REGS, 2.375%, 10/4/23 (New Zealand)		200,000	476,939
Yandex NV cv. sr. unsec. notes 0.75%, 3/3/25 (Russia)		400,000	514,500
Zendesk, Inc. 144A cv. sr. unsec. notes 0.625%, 6/15/25		2,623,000	3,858,179
Zynga, Inc. 144A cv. sr. unsec. unsub. notes zero %, 12/15/26		2,735,000	2,871,100

			93,323,146
Transportation (0.5%)
Air Transport Services Group, Inc. cv. sr. unsec. notes 1.125%, 10/15/24		1,242,000	1,474,143
American Airlines Group, Inc. cv. company guaranty notes 6.50%, 7/1/25		2,355,000	2,952,151
Deutsche Post AG cv. sr. unsec. notes 0.05%, 6/30/25 (Germany)	EUR	400,000	526,360
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25		$6,015,000	8,736,788

			13,689,442
Utilities and power (0.1%)
Eni SpA cv. sr. unsec. unsub. notes zero %, 4/13/22 (Italy)	EUR	200,000	243,858
Iberdrola International BV cv. company guaranty sr. unsec. unsub. notes zero %, 11/11/22 (Spain)	EUR	300,000	505,979
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48		$2,063,000	2,344,187

			3,094,024

Total convertible bonds and notes (cost $209,133,257)			$255,551,381

PURCHASED SWAP OPTIONS OUTSTANDING (3.7%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
(1.315)/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.315		$69,066,100	$2,142,430
(1.185)/3 month USD-LIBOR-BBA/Dec-25	Dec-23/1.185		306,920,900	840,963
(1.1213)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.1213		153,460,500	24,554
Barclays Bank PLC
0.213/3 month USD-LIBOR-BBA/Mar-23 (United Kingdom)	Mar-21/0.213		2,000,000,000	1,520,000
(0.418)/3 month USD-LIBOR-BBA/Jan-26 (United Kingdom)	Jan-21/0.418		695,749,700	1,120,157
Citibank, N.A.
1.629/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629		103,968,200	6,192,346
1.996/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996		103,968,200	2,797,784
(1.3175)/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.3175		69,066,100	2,111,351
(1.232)/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.232		30,695,900	1,502,564
1.232/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.232		30,695,900	171,283
(1.996)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996		103,968,200	4,159
(1.629)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629		103,968,200	104
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		44,570,700	5,943,503
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		44,570,700	1,013,983
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983		77,778,300	386,558
(0.43)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/0.43		131,694,700	140,913
0.43/3 month USD-LIBOR-BBA/Jan-26	Jan-21/0.43		131,694,700	133,012
JPMorgan Chase Bank N.A.
(0.792)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/0.792		489,200,100	6,565,065
(0.9673)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.9673		440,000,000	4,633,200
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		35,772,300	4,333,099
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		35,772,300	4,240,448
(0.964)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.964		295,914,400	3,095,265
1.101/3 month USD-LIBOR-BBA/Mar-31	Mar-21/1.101		123,520,600	2,461,766
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		35,772,300	860,324
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		35,772,300	833,137
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		44,214,400	14,954,194
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		44,214,400	14,627,892
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		44,214,400	12,503,390
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		58,978,200	3,099,304
2.75/3 month USD-LIBOR-BBA/Dec-71	Dec-46/2.75		10,000,000	2,938,600
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		58,978,200	2,228,786
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904		33,333,500	10,667
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04		7,791,000	1,529,919
UBS AG
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	83,593,200	2,783,836
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	83,593,200	882,331

Total purchased swap options outstanding (cost $81,387,307)				$108,626,887

PURCHASED OPTIONS OUTSTANDING (0.7%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Credit Suisse International
EUR/NOK (Put)	Mar-21/NOK 10.45	$62,262,900	EUR	50,966,234	$899,388
Goldman Sachs International
AUD/USD (Call)	May-21/$0.79	115,085,412	AUD	149,277,400	1,512,107
USD/MXN (Put)	Apr-21/MXN 20.50	70,619,400		$70,619,400	3,061,422
HSBC Bank USA, National Association
AUD/USD (Call)	Mar-21/$0.76	103,105,003	AUD	133,737,600	2,703,929
EUR/USD (Call)	Mar-21/1.24	83,017,226	EUR	67,955,000	719,842
USD/KRW (Put)	Jun-21/KRW 1050.00	59,701,833		$59,701,833	437,734
USD/SGD (Put)	Mar-21/SGD 1.32	42,342,500		42,342,500	394,039
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	Feb-21/$103.31	285,000,000		285,000,000	2,266,320
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	Feb-21/103.34	251,000,000		251,000,000	1,930,441
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Jan-21/104.50	250,000,000		250,000,000	2,369,000
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Jan-21/104.53	141,000,000		141,000,000	382,110
USD/MXN (Put)	Apr-21/MXN 20.50	39,801,233		39,801,233	1,711,970
USD/SGD (Put)	Apr-21/SGD 1.32	42,342,500		42,342,500	441,802
Morgan Stanley & Co. International PLC
EUR/SEK (Put)	Mar-21/SEK 9.90	42,389,300	EUR	34,698,400	249,291
USD/MXN (Put)	Jun-21/MXN 19.25	39,801,233		$39,801,233	587,665
UBS AG
EUR/NOK (Put)	Apr-21/NOK 10.45	62,262,899	EUR	50,966,233	1,046,640

Total purchased options outstanding (cost $10,962,859)					$20,713,700

SENIOR LOANS (2.2%)(a)(c)
	Principal amount	Value
Basic materials (0.2%)
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 1/31/24	$1,035,393	$1,030,216
CP Atlas Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 5.25%, 11/23/27	1,016,250	1,016,567
CP Atlas Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 5.25%, 11/23/27	338,750	338,856
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.214%, 9/6/24	264,391	260,013
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.754%, 3/1/26	563,685	558,665
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 8.733%, 6/26/26	1,495,000	1,463,855
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.233%, 6/26/25	1,945,297	1,941,040

		6,609,212
Capital goods (0.4%)
American Axle and Manufacturing, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.25%), 3.00%, 4/6/24	366,354	360,286
Berry Global, Inc. bank term loan FRN Ser. Y, (BBA LIBOR USD 3 Month + 2.00%), 2.149%, 7/1/26	83,725	83,244
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.48%, 4/3/24	1,959,245	1,891,162
Filtration Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 3/29/25	857,850	857,850
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.50%, 5/31/25 (Canada)	1,189,644	1,190,140
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.75%), 2.897%, 2/5/23	58,969	58,616
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.267%, 3/28/25	141,676	137,957
Vertical US Newco, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.25%), 4.428%, 7/31/27	689,920	692,184
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.153%, 3/2/27	5,709,766	5,668,982
Welbilt, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.645%, 10/23/25	250,000	236,563

		11,176,984
Communication services (0.1%)
Asurion, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month + 3.00%), 3.147%, 11/3/24	810,832	803,991
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 4.75%), 8.00%, 11/27/23	290,000	292,658
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 3.147%, 3/9/27	864,065	857,192

		1,953,841
Consumer cyclicals (0.7%)
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	1,195,000	1,193,755
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.714%, 8/21/26	1,382,501	1,327,200
Constellation Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.004%, 9/18/24	1,000,000	931,042
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 5/5/24	1,172,823	1,172,090
Diamond Sports Group, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.40%, 8/24/26	74,063	65,545
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 4.99%, 10/30/26	871,001	871,274
Golden Nugget, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 2.50%), 3.25%, 10/4/23	1,400,844	1,350,063
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 5/1/26	1,118,375	1,111,852
iHeartCommunications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.147%, 5/1/26	68,340	67,144
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.66%, 11/6/24	4,966,278	4,955,412
PetSmart, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 3/11/22	1,120,000	1,117,480
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.397%, 10/1/25	1,768,257	1,764,665
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	1,360,000	1,060,800
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	490,910	457,773
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 2.897%, 8/14/24	88,633	86,439
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.397%, 12/17/26	1,168,200	1,166,578
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.397%, 12/17/26	348,250	347,766
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	1,748,437	1,739,695

		20,786,573
Consumer staples (0.2%)
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 7/12/24	2,649,084	2,633,851
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	2,056,668	2,003,252
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 11/19/27	500,000	499,251
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/25	78,586	77,820

		5,214,174
Energy (—%)
ChampionX Holding, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.00%), 6.00%, 6/3/27	975,000	985,969

		985,969
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 4/25/25	727,650	728,630

		728,630
Health care (0.5%)
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.905%, 2/4/27	1,081,260	1,070,672
Enterprise Merger Sub, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 3.897%, 10/10/25	2,359,924	1,966,603
Global Medical Response, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 10/2/25	3,075,000	3,051,938
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.398%, 6/30/25	4,828,113	4,753,104
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 9.25%, 4/29/25	477,000	468,653
Sotera Health Holdings, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 5.50%, 12/13/26	1,180,944	1,184,192

		12,495,162
Technology (0.1%)
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 7/30/27	1,311,713	1,318,271
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 10/8/27	1,170,000	1,171,097
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/23	40,932	40,846

		2,530,214
Transportation (—%)
Genesee & Wyoming, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 2.254%, 11/5/26	610,388	608,404

		608,404

Total senior loans (cost $62,735,258)		$63,089,163

ASSET-BACKED SECURITIES (0.9%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.107%, 7/25/24	$8,357,000	$8,377,893
CarMax Auto Owner Trust Ser. 20-2, Class D, 6.87%, 5/17/27	4,592,000	4,864,811
Cascade Funding Mortgage Trust 144A FRB Ser. 19-HB1, Class M5, 6.00%, 12/25/29(WAC)	1,054,000	1,032,920
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.953%, 11/25/53	25,000	25,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.948%, 6/25/52	126,000	125,921
Mortgage Repurchase Agreement Financing Trust FRB Ser. 20-4, Class A1, (1 Month US LIBOR + 1.35%), 1.499%, 4/23/23	123,000	123,004
Nationstar HECM Loan Trust 144A Ser. 19-2A, Class M4, 5.682%, 11/25/29(WAC)	9,376,000	9,358,354
RMF Buyout Issuance Trust 144A
Ser. 20-1, Class M5, 6.00%, 2/25/30(WAC)	1,935,000	1,887,089
Ser. 20-2, Class M3, 4.571%, 6/25/30(WAC)	149,000	149,000
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 1.75%), 1.893%, 9/7/21	266,000	266,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 1.15%), 1.298%, 6/25/51	489,000	489,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 0.978%, 3/26/21	530,000	530,000

Total asset-backed securities (cost $26,988,144)		$27,228,992

WARRANTS (—%)(a)
	Expiration date	Strike Price	Warrants	Value
Stearns Holdings, LLC Class B(F)(NON)	11/5/39	$0.01	74,331	$74,331

Total warrants (cost $74,331)				$74,331

COMMON STOCKS (—%)(a)
	Shares	Value
CHC Group, LLC (Units)(NON)	70,832	$1,275

Total common stocks (cost $566,656)		$1,275

SHORT-TERM INVESTMENTS (26.8%)(a)
		Principal amount/ shares	Value
Amcor Finance (USA), Inc. commercial paper 0.280%, 2/17/21		$4,000,000	$3,998,699
American Honda Finance Corp. commercial paper 0.320%, 2/26/21		5,000,000	4,997,475
American Honda Finance Corp. commercial paper 0.290%, 3/5/21		5,000,000	4,997,120
ENGIE SA commercial paper 0.290%, 2/22/21		13,500,000	13,495,011
Entergy Corp. commercial paper 0.320%, 3/1/21		7,500,000	7,495,750
ETP Legacy LP commercial paper 0.801%, 1/27/21		10,000,000	9,996,692
ETP Legacy LP commercial paper 0.650%, 1/5/21		15,000,000	14,999,167
Fidelity National Information Services, Inc. commercial paper 0.340%, 1/25/21		5,000,000	4,999,295
Fidelity National Information Services, Inc. commercial paper 0.330%, 1/27/21		10,000,000	9,998,425
Humana, Inc. commercial paper 0.300%, 2/3/21		9,835,000	9,829,678
Intercontinental Exchange, Inc. commercial paper 0.421%, 6/22/21		9,480,000	9,458,566
Intercontinental Exchange, Inc. commercial paper 0.421%, 6/21/21		6,000,000	5,986,542
Intercontinental Exchange, Inc. commercial paper 0.370%, 2/24/21		4,000,000	3,997,800
Intercontinental Exchange, Inc. commercial paper 0.361%, 5/11/21		4,000,000	3,993,728
Interest in $36,615,000 tri-party repurchase agreement dated 12/31/2020 with Citigroup Global Markets, Inc. due 1/4/2021 - maturity value of $36,615,285 for an effective yield of 0.070% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 3.500% and a due date of 8/1/2050, valued at $37,365,541)		36,615,000	36,615,000
Manhattan Asset Funding Co., LLC asset-backed commercial paper 0.200%, 3/8/21		10,000,000	9,995,626
National Grid PLC commercial paper 0.310%, 1/19/21		6,000,000	5,999,420
Plains Midstream Canada ULC commercial paper 0.650%, 1/6/21		9,000,000	8,999,310
Putnam Short Term Investment Fund Class P 0.17%(AFF)	Shares	310,536,707	310,536,707
Shell International Finance BV commercial paper 0.523%, 6/11/21		$5,000,000	4,995,185
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	6,658,000	6,658,000
Suncor Energy, Inc. commercial paper 0.350%, 3/16/21		$8,000,000	7,995,500
Suncor Energy, Inc. commercial paper 0.330%, 2/18/21		5,200,000	5,198,266
TransCanada PipeLine USA, Ltd. commercial paper 0.300%, 1/14/21		9,950,000	9,949,354
TransCanada PipeLines, Ltd. commercial paper 0.300%, 1/27/21		11,000,000	10,998,267
U.S. Treasury Bills 0.096%, 1/12/21(SEGSF)		15,600,000	15,599,861
U.S. Treasury Bills 0.090%, 1/5/21(SEGSF)		35,000,000	34,999,995
U.S. Treasury Bills 0.089%, 2/16/21(SEG)(SEGSF)(SEGCCS)		27,300,000	27,297,717
U.S. Treasury Bills 0.089%, 2/2/21(SEG)(SEGSF)(SEGCCS)		19,900,000	19,898,766
U.S. Treasury Bills 0.088%, 2/9/21(SEG)(SEGSF)(SEGCCS)		33,800,000	33,798,479
U.S. Treasury Bills 0.085%, 1/26/21(SEGSF)(SEGCCS)		5,700,000	5,699,834
U.S. Treasury Bills 0.084%, 1/19/21(SEGSF)(SEGCCS)		20,600,000	20,599,657
U.S. Treasury Bills 0.083%, 4/15/21(SEGSF)		9,200,000	9,197,871
U.S. Treasury Bills 0.082%, 4/8/21(SEG)(SEGSF)(SEGCCS)		53,700,000	53,689,484
U.S. Treasury Bills 0.077%, 3/25/21(SEGSF)(SEGCCS)		16,600,000	16,597,233
U.S. Treasury Bills 0.075%, 3/18/21(SEG)(SEGSF)(SEGCCS)		17,200,000	17,197,559

Total short-term investments (cost $780,749,370)			$780,761,039
TOTAL INVESTMENTS

Total investments (cost $5,588,403,035)			$5,538,053,180

	FORWARD CURRENCY CONTRACTS at 12/31/20 (aggregate face value $2,453,237,326) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Sell	1/20/21	$6,500,856	$5,797,227	$(703,629)
		British Pound	Sell	3/17/21	186,610	183,819	(2,791)
		Canadian Dollar	Sell	1/20/21	20,372,524	19,347,288	(1,025,236)
		Chinese Yuan (Offshore)	Sell	2/18/21	6,110,816	5,973,964	(136,852)
		Euro	Buy	3/17/21	12,775,618	12,716,334	59,284
		Hong Kong Dollar	Sell	2/17/21	15,997,344	15,992,790	(4,554)
		Japanese Yen	Buy	2/17/21	23,637,764	23,576,261	61,503
		Mexican Peso	Sell	1/20/21	384,972	229,192	(155,780)
		New Zealand Dollar	Sell	1/20/21	2,440,636	2,121,387	(319,249)
		Norwegian Krone	Buy	3/17/21	880,360	867,371	12,989
		Swedish Krona	Sell	3/17/21	4,006,911	3,938,404	(68,507)
	Barclays Bank PLC
		British Pound	Buy	3/17/21	3,050,759	2,984,726	66,033
		Canadian Dollar	Sell	1/20/21	5,112,576	5,090,632	(21,944)
		Euro	Sell	3/17/21	44,600,682	44,391,023	(209,659)
		Japanese Yen	Buy	2/17/21	25,646,800	25,326,319	320,481
		New Zealand Dollar	Buy	1/20/21	3,106,742	2,149,521	957,221
		Swedish Krona	Sell	3/17/21	23,939,471	23,509,108	(430,363)
	Citibank, N.A.
		Australian Dollar	Sell	1/20/21	3,310,381	3,140,770	(169,611)
		British Pound	Sell	3/17/21	32,288,051	31,863,297	(424,754)
		Canadian Dollar	Sell	1/20/21	6,567,319	6,341,146	(226,173)
		Chilean Peso	Buy	1/20/21	2,088,769	1,178,413	910,356
		Euro	Sell	3/17/21	43,244,404	43,014,157	(230,247)
		Japanese Yen	Buy	2/17/21	20,083,861	19,840,997	242,864
		New Zealand Dollar	Sell	1/20/21	23,533,741	22,024,015	(1,509,726)
		Norwegian Krone	Sell	3/17/21	101,581	100,046	(1,535)
		Swedish Krona	Sell	3/17/21	16,066,229	15,775,385	(290,844)
		Swiss Franc	Buy	3/17/21	6,963,069	6,949,235	13,834
	Credit Suisse International
		Australian Dollar	Buy	1/20/21	11,769,429	10,765,018	1,004,411
		British Pound	Sell	3/17/21	1,930,820	1,901,889	(28,931)
		Canadian Dollar	Sell	1/20/21	14,545,698	13,940,530	(605,168)
		Euro	Sell	3/17/21	10,167,193	10,119,223	(47,970)
		New Zealand Dollar	Buy	1/20/21	4,484,718	4,141,589	343,129
		Swiss Franc	Sell	3/17/21	12,093,059	12,039,153	(53,906)
	Goldman Sachs International
		Australian Dollar	Buy	1/20/21	46,257,194	44,179,224	2,077,970
		British Pound	Buy	3/17/21	12,924,304	12,680,956	243,348
		Canadian Dollar	Buy	1/20/21	74,952,163	72,126,744	2,825,419
		Chinese Yuan (Offshore)	Buy	2/18/21	33,980,438	33,551,369	429,069
		Euro	Sell	3/17/21	30,208,641	30,063,325	(145,316)
		Hong Kong Dollar	Buy	2/17/21	2,541,395	2,541,000	395
		Japanese Yen	Buy	2/17/21	15,884,027	15,728,935	155,092
		New Taiwan Dollar	Sell	2/17/21	604,652	414,362	(190,290)
		New Zealand Dollar	Sell	1/20/21	60,634,105	58,434,886	(2,199,219)
		Norwegian Krone	Buy	3/17/21	11,241,346	11,077,155	164,191
		Swedish Krona	Buy	3/17/21	50,672,449	49,762,100	910,349
		Swiss Franc	Buy	3/17/21	2,370,190	2,400,419	(30,229)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	1/20/21	16,781,380	15,540,234	1,241,146
		British Pound	Sell	3/17/21	5,244,120	5,247,149	3,029
		Canadian Dollar	Sell	1/20/21	3,971,550	3,823,173	(148,377)
		Chinese Yuan (Offshore)	Sell	2/18/21	25,507,527	25,040,365	(467,162)
		Euro	Buy	3/17/21	24,815,953	24,703,559	112,394
		Hong Kong Dollar	Sell	2/17/21	16,482,837	16,478,570	(4,267)
		Indian Rupee	Buy	2/17/21	11,506,035	11,336,765	169,270
		Indian Rupee	Sell	2/17/21	11,551,697	11,255,312	(296,385)
		Japanese Yen	Buy	2/17/21	28,637,023	28,249,780	387,243
		New Zealand Dollar	Sell	1/20/21	19,598,558	18,403,727	(1,194,831)
		Norwegian Krone	Buy	3/17/21	6,040,162	5,961,715	78,447
		South Korean Won	Buy	2/17/21	1,055,428	488,093	567,335
		Swedish Krona	Buy	3/17/21	3,430,995	3,369,145	61,850
		Swiss Franc	Sell	3/17/21	21,192,111	21,049,697	(142,414)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/20/21	14,923,354	14,445,977	477,377
		British Pound	Buy	3/17/21	7,110,912	7,004,796	106,116
		Canadian Dollar	Sell	1/20/21	21,164,321	20,085,107	(1,079,214)
		Chinese Yuan (Offshore)	Buy	2/18/21	184,627	213,671	(29,044)
		Euro	Buy	3/17/21	59,325,430	59,113,548	211,882
		Indian Rupee	Buy	2/17/21	11,506,034	11,332,201	173,833
		Indian Rupee	Sell	2/17/21	11,551,698	11,264,284	(287,414)
		Japanese Yen	Buy	2/17/21	9,636,931	9,584,575	52,356
		New Taiwan Dollar	Sell	2/17/21	644,616	563,977	(80,639)
		New Zealand Dollar	Sell	1/20/21	16,223,921	15,816,706	(407,215)
		Norwegian Krone	Sell	3/17/21	11,689,928	11,599,281	(90,647)
		South Korean Won	Buy	2/17/21	1,052,561	432,615	619,946
		Swedish Krona	Buy	3/17/21	7,827,701	7,733,719	93,982
		Swiss Franc	Buy	3/17/21	26,397,375	26,346,870	50,505
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	1/20/21	48,643,188	46,367,299	2,275,889
		British Pound	Buy	3/17/21	23,510,501	23,153,052	357,449
		Canadian Dollar	Buy	1/20/21	14,820,367	14,020,061	800,306
		Euro	Sell	3/17/21	2,951,165	2,928,885	(22,280)
		Japanese Yen	Buy	2/17/21	47,640,842	47,189,492	451,350
		New Zealand Dollar	Buy	1/20/21	23,457,611	21,822,630	1,634,981
		Norwegian Krone	Sell	3/17/21	1,048,776	1,038,626	(10,150)
		Swedish Krona	Buy	3/17/21	7,666,776	7,393,842	272,934
		Swiss Franc	Sell	3/17/21	20,823,102	20,806,304	(16,798)
	NatWest Markets PLC
		Australian Dollar	Buy	1/20/21	42,173,022	40,538,790	1,634,232
		British Pound	Buy	3/17/21	33,977,945	33,361,504	616,441
		Canadian Dollar	Buy	1/20/21	9,945,141	9,613,577	331,564
		Euro	Sell	3/17/21	6,933,000	6,897,064	(35,936)
		Japanese Yen	Buy	2/17/21	9,116,362	9,015,667	100,695
		New Zealand Dollar	Sell	1/20/21	51,025,476	48,811,061	(2,214,415)
		Norwegian Krone	Buy	3/17/21	4,826,841	4,712,284	114,557
		Swedish Krona	Sell	3/17/21	4,310,234	4,093,575	(216,659)
		Swiss Franc	Sell	3/17/21	6,482,102	6,468,428	(13,674)
	State Street Bank and Trust Co.

		Australian Dollar	Buy	1/20/21	51,392,907	49,565,733	1,827,174
		Australian Dollar	Sell	1/20/21	52,634,058	49,563,903	(3,070,155)
		British Pound	Sell	3/17/21	72,975,914	71,974,934	(1,000,980)
		Canadian Dollar	Sell	1/20/21	50,178,955	48,811,454	(1,367,501)
		Euro	Sell	3/17/21	163,046,463	162,346,002	(700,461)
		Hong Kong Dollar	Sell	2/17/21	62,962,077	62,945,534	(16,543)
		Japanese Yen	Sell	2/17/21	30,644,334	30,542,763	(101,571)
		New Zealand Dollar	Sell	1/20/21	15,655,173	14,617,757	(1,037,416)
		Norwegian Krone	Sell	3/17/21	7,742,467	7,615,753	(126,714)
		Swedish Krona	Buy	3/17/21	6,544,505	6,432,796	111,709
		Swiss Franc	Buy	3/17/21	25,480,608	25,444,640	35,968
	Toronto-Dominion Bank
		Australian Dollar	Buy	1/20/21	12,331,401	11,485,046	846,355
		British Pound	Buy	3/17/21	1,998,268	1,964,163	34,105
		Canadian Dollar	Sell	1/20/21	28,679,076	27,424,484	(1,254,592)
		Euro	Sell	3/17/21	45,176,404	44,924,339	(252,065)
		Japanese Yen	Buy	2/17/21	20,828,404	20,606,970	221,434
		New Zealand Dollar	Buy	1/20/21	811,099	749,002	62,097
		Norwegian Krone	Buy	3/17/21	9,559,249	9,389,430	169,819
		Swedish Krona	Buy	3/17/21	943,378	926,407	16,971
		Swiss Franc	Buy	3/17/21	24,438,654	24,391,785	46,869
	UBS AG
		Australian Dollar	Sell	1/20/21	39,155,886	36,004,036	(3,151,850)
		Australian Dollar	Buy	3/15/21	16,657,997	15,473,330	1,184,667
		Australian Dollar	Sell	3/15/21	16,657,997	15,583,369	(1,074,628)
		British Pound	Sell	3/17/21	3,692,815	3,638,144	(54,671)
		Canadian Dollar	Buy	1/20/21	38,181,807	36,843,081	1,338,726
		Euro	Buy	3/17/21	39,922,232	39,695,941	226,291
		Hong Kong Dollar	Sell	2/17/21	10,549,492	10,546,897	(2,595)
		Japanese Yen	Buy	2/17/21	51,147,809	50,543,341	604,468
		New Zealand Dollar	Sell	1/20/21	9,981,942	11,641,195	1,659,253
		Norwegian Krone	Sell	3/17/21	10,514,489	10,332,934	(181,555)
		Swedish Krona	Buy	3/17/21	21,545,647	21,163,501	382,146
		Swiss Franc	Sell	3/17/21	9,485,276	9,451,784	(33,492)
	WestPac Banking Corp.
		Australian Dollar	Buy	1/20/21	5,396,728	5,428,874	(32,146)
		British Pound	Buy	3/17/21	10,057,694	9,907,356	150,338
		Canadian Dollar	Buy	1/20/21	2,236,639	2,202,796	33,843
		Chinese Yuan (Offshore)	Buy	2/18/21	184,642	213,795	(29,153)
		Euro	Sell	3/17/21	18,881,685	18,817,642	(64,043)
		Japanese Yen	Sell	2/17/21	5,053,375	4,990,247	(63,128)
		New Zealand Dollar	Sell	1/20/21	14,436,223	14,028,712	(407,511)

	Unrealized appreciation						32,747,280

	Unrealized (depreciation)						(30,012,774)

	Total						$2,734,506
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Long)	775	$165,510,938	$165,510,938	Mar-21	$(2,275,283)
U.S. Treasury Note 2 yr (Short)	18,433	4,073,260,967	4,073,260,967	Mar-21	(3,929,647)
U.S. Treasury Note Ultra 10 yr (Short)	512	80,056,000	80,056,000	Mar-21	378,098

Unrealized appreciation					378,098

Unrealized (depreciation)					(6,204,930)

Total					$(5,826,832)

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/20 (premiums $136,116,327) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
1.5843/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.5843		$58,315,000	$33,240
(0.00)/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.00		306,920,900	199,499
1.525/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.525		138,132,200	879,902
2.074/3 month USD-LIBOR-BBA/Dec-53	Dec-23/2.074		24,553,600	1,280,470
Barclays Bank PLC
(0.418)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/0.418		695,749,700	640,090
0.213/3 month USD-LIBOR-BBA/Mar-23	Mar-21/0.213		2,000,000,000	880,000
Citibank, N.A.
1.805/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805		103,968,200	104
(1.242)/3 month USD-LIBOR-BBA/Apr-51	Apr-21/1.242		21,487,600	492,711
1.5275/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.5275		138,132,200	859,182
1.242/3 month USD-LIBOR-BBA/Apr-51	Apr-21/1.242		21,487,600	1,431,934
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		53,655,100	3,034,196
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		53,655,100	3,588,990
(1.805)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805		103,968,200	8,945,424
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		311,113,500	65,334
1.722/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	28,942,000	1,110,168
(1.722)/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	28,942,000	4,753,736
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		$60,301,600	13,869
(0.792)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/0.792		489,200,100	303,304
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		17,076,600	443,479
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		27,236,800	488,628
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	63,672,400	531,274
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		$60,301,600	610,252
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		196,939,100	789,726
(0.7785)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.7785		247,041,200	941,227
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		27,236,800	1,140,405
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		17,076,600	1,324,461
(0.964)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.964		295,914,400	3,506,586
(0.9673)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.9673		440,000,000	5,363,600
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	63,672,400	13,204,070
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$196,939,100	35,693,242
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664		133,334,500	133
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		22,892,700	308,136
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		22,892,700	317,522
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		58,978,200	1,043,914
(2.75)/3 month USD-LIBOR-BBA/Dec-47	Dec-24/2.75		10,000,000	2,526,500
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		58,978,200	2,947,730
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		22,892,700	3,212,762
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		22,892,700	3,280,066
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		44,214,400	11,461,699
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		44,214,400	14,300,263
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		44,214,400	14,652,652
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		2,531,000	194,836
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05		102,767,000	881,741
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		5,061,900	886,339
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		62,240,100	2,504,542
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		62,240,100	4,455,145

Total				$155,523,083

WRITTEN OPTIONS OUTSTANDING at 12/31/20 (premiums $5,169,028) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Goldman Sachs International
AUD/USD (Call)	May-21/$0.83	$115,085,412	AUD	149,277,400	$438,475
USD/MXN (Put)	Apr-21/MXN 19.00	141,238,800		$141,238,800	1,179,203
HSBC Bank USA, National Association
AUD/USD (Call)	Mar-21/$0.80	103,105,003	AUD	133,737,600	502,328
EUR/USD (Call)	Mar-21/1.27	83,017,226	EUR	67,955,000	260,923
USD/KRW (Put)	Jun-21/KRW 1000.00	59,701,833		$59,701,833	75,403
USD/SGD (Put)	Mar-21/SGD 1.30	42,342,500		42,342,500	156,583
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Feb-21/$103.31	285,000,000		285,000,000	986,385
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Feb-21/103.34	251,000,000		251,000,000	881,763
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Jan-21/104.50	250,000,000		250,000,000	25,250
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Jan-21/104.53	141,000,000		141,000,000	7,614
USD/MXN (Put)	Apr-21/MXN 19.75	39,801,233		39,801,233	842,154
USD/SGD (Put)	Apr-21/SGD 1.30	42,342,500		42,342,500	194,098
Morgan Stanley & Co. International PLC
EUR/SEK (Put)	Mar-21/SEK 9.65	42,389,300	EUR	34,698,400	57,183
USD/MXN (Put)	Jun-21/MXN 18.25	39,801,233		$39,801,233	178,151

Total					$5,785,513

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/20 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$357,636,500	$(3,299,197)	$10,367,882
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	30,236,900	(4,900,197)	10,192,184
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	15,990,750	(3,647,054)	4,845,291
(0.925)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		$54,490,500	(3,901,520)	2,040,124
(0.85)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		27,749,600	(2,025,721)	1,127,466
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		24,024,100	(3,129,139)	581,864
(0.765)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765		39,899,700	(945,623)	464,433
(0.003)/6 month JPY-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/0.003	JPY	1,690,202,100	(133,072)	(50,908)
0.003/6 month JPY-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/0.003	JPY	1,690,202,100	(133,072)	(133,573)
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		$18,018,000	(537,596)	(202,703)
0.765/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765		39,899,700	(945,623)	(556,202)
0.85/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		27,749,600	(2,025,721)	(1,043,385)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		24,024,100	(3,129,139)	(1,054,418)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	15,990,750	(3,647,054)	(1,583,515)
0.925/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		$54,490,500	(3,901,520)	(1,869,569)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	30,236,900	(2,450,099)	(2,130,267)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		$18,018,000	(7,231,766)	(3,049,366)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		357,636,500	(3,299,197)	(3,283,103)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	1,758,437,400	(889,457)	1,628,583
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	1,758,437,400	(889,457)	(907,361)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		$11,217,000	(1,444,189)	1,480,756
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		14,732,300	(468,119)	86,921
1.007/3 month USD-LIBOR-BBA/Jun-31 (Purchased)	Jun-21/1.007		30,692,300	(496,448)	27,009
(1.007)/3 month USD-LIBOR-BBA/Jun-31 (Purchased)	Jun-21/1.007		30,692,300	(496,448)	(38,058)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		14,732,300	(468,119)	(71,452)
(0.462)/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462		73,643,300	(713,419)	(227,558)
0.462/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462		73,643,300	(713,419)	(404,302)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		11,217,000	(1,444,189)	(1,124,616)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		250,345,100	2,290,658	2,205,540
(1.177)/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		10,633,700	806,034	320,606
1.177/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		10,633,700	806,034	(207,144)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		250,345,100	2,290,658	(2,157,975)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		8,348,800	(1,054,036)	855,752
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		15,897,000	(1,457,755)	752,087
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		8,348,800	(1,054,036)	(748,637)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		15,897,000	(2,376,602)	(783,245)
0.555/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	22,704,300	3,428,622	589,405
(0.555)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	22,704,300	3,428,622	(261,835)
JPMorgan Chase Bank N.A.
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	29,488,100	(3,771,047)	10,108,373
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$41,743,200	(5,828,394)	9,064,536
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		11,217,000	(1,734,148)	1,599,208
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		22,444,300	(2,592,317)	1,559,206
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		18,696,100	(1,080,635)	863,760
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	25,226,900	(945,635)	386,056
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	12,083,500	(714,644)	242,583
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	19,590,000	(611,186)	(69,926)
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	19,590,000	(611,186)	(98,924)
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	12,083,500	(714,644)	(367,507)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	25,226,900	(945,635)	(536,395)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$11,217,000	(1,203,584)	(959,054)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		22,444,300	(2,592,317)	(1,004,158)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		18,696,100	(1,944,394)	(1,172,619)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	29,488,100	(3,771,047)	(3,518,838)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$41,743,200	(5,828,394)	(5,630,740)
(1.232)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		39,852,700	2,560,536	983,565
(1.204)/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		31,601,400	2,355,884	891,475
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		29,457,400	1,895,584	792,699
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		29,457,400	1,895,584	(570,590)
1.204/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		31,601,400	2,355,884	(603,587)
1.232/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		39,852,700	2,560,536	(628,079)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		28,548,700	(3,257,407)	9,442,483
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		11,217,000	(1,206,949)	1,336,169
(2.764)/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764		83,940,300	(137,604)	(137,662)
(2.7725)/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.7725		83,940,300	(162,783)	(162,844)
2.7725/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.7725		83,940,300	(16,115,496)	(1,104,654)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		11,217,000	(1,718,444)	(1,322,260)
2.764/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764		83,940,300	(16,383,608)	(1,400,124)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		28,548,700	(3,257,407)	(2,975,631)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		116,296,100	6,122,990	4,409,948
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		116,296,100	6,122,990	(6,140,434)
UBS AG
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		58,978,200	(1,617,772)	1,480,943
1.175/3 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	27,985,900	(2,544,046)	761,205
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		$18,922,800	(1,058,731)	502,590
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		63,076,400	(999,761)	409,997
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		157,691,000	(1,063,626)	298,036
0.762/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	11,981,800	(1,105,033)	(207,436)
(0.762)/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	11,981,800	(1,105,033)	(214,317)
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$47,307,400	(1,002,917)	(275,802)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		47,307,400	(1,002,917)	(290,467)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		63,076,400	(999,761)	(454,150)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		157,691,000	(1,063,626)	(455,727)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		18,922,800	(1,058,731)	(594,365)
(1.175)/3 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	27,985,900	(2,544,046)	(805,599)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		$58,978,200	(4,312,781)	(2,080,751)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		125,328,500	3,722,994	3,650,819
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		37,845,900	1,005,755	402,680
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	11,145,900	893,551	290,165
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	11,145,900	893,551	40,713
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$37,845,900	1,005,755	(268,327)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		125,328,500	1,001,891	(3,772,390)

Unrealized appreciation					87,083,112

Unrealized (depreciation)					(59,712,549)

Total					$27,370,563

TBA SALE COMMITMENTS OUTSTANDING at 12/31/20 (proceeds receivable $1,022,004,804) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 1/1/51	$3,000,000	1/21/21	$3,179,531
Uniform Mortgage-Backed Securities, 2.50%, 1/1/51	78,000,000	1/14/21	82,229,066
Uniform Mortgage-Backed Securities, 2.00%, 1/1/51	684,000,000	1/14/21	710,718,750
Uniform Mortgage-Backed Securities, 1.50%, 1/1/51	227,000,000	1/14/21	229,376,418

Total			$1,025,503,765

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$14,277,900	$657,526	(E)	$(80)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	$657,446
		36,954,400	1,669,009	(E)	(206)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,669,214)
		77,357,200	5,220,451		(15,655)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	5,348,154
		26,743,500	1,230,254	(E)	(4,569)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	1,225,685
		48,182,300	1,964,007	(E)	(268)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	1,963,739
		70,726,400	2,896,953	(E)	(394)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	2,896,559
		22,405,400	6,981,164	(E)	(764)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,981,928)
		10,843,800	755,932	(E)	(241)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	755,691
		45,032,800	5,545,024		(638)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,604,181)
		23,564,200	1,211,718	(E)	(265)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	1,211,453
		1,970,500	415,074	(E)	(67)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(415,141)
		7,702,200	1,505,788	(E)	(263)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,506,050)
		63,381,600	1,854,229	(E)	(353)	2/7/24	1.733% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,854,582)
		36,072,000	3,894,477	(E)	(511)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,894,988)
		14,737,600	1,625,012	(E)	(503)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,625,515)
		85,083,500	3,577,166		(803)	9/18/24	1.43125% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,918,561)
		85,083,500	3,557,511		(803)	9/18/24	1.425% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,897,386)
		13,211,500	463,486	(E)	(451)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(463,936)
		536,553,400	4,768,887		(1,503,648)	10/15/21	3 month USD-LIBOR-BBA — Quarterly	1.316% — Semiannually	4,480,523
		558,015,100	5,913,286		(1,488,675)	10/21/21	3 month USD-LIBOR-BBA — Quarterly	1.5025% — Semiannually	5,822,030
		2,460,200	275,013	(E)	(84)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(275,097)
		953,900	93,583	(E)	(33)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	93,551
		415,873,100	2,246,131		227,724	11/3/21	0.83% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,427,473)
		415,873,100	3,989,887		(772,451)	11/3/21	3 month USD-LIBOR-BBA — Quarterly	1.331% — Semiannually	3,961,510
		3,797,800	189,939	(E)	(130)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	189,810
		16,469,700	249,318	(E)	(233)	3/4/31	3 month USD-LIBOR-BBA — Quarterly	1.101% — Semiannually	249,085
		503,853,000	1,695,465		(1,900)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,697,106)
		1,089,717,400	3,283,319		(4,108)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,041,734)
		41,830,000	2,870,458	(E)	(1,426)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	(2,871,885)
		3,533,000	244,508	(E)	(120)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	244,388
		6,437,300	965,737	(E)	(220)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	965,517
		8,859,800	1,679,623	(E)	(302)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,679,321
		10,073,100	76,112	(E)	(143)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	(76,255)
		4,902,600	116,912	(E)	(60)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	(116,972)
		2,774,900	145,666	(E)	(42)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	(145,707)
		19,129,800	615,884	(E)	(271)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	615,613
		4,210,000	173,625	(E)	(82)	6/21/37	3 month USD-LIBOR-BBA — Quarterly	1.232% — Semiannually	(173,707)
		3,367,800	162,352	(E)	(66)	6/20/40	3 month USD-LIBOR-BBA — Quarterly	1.204% — Semiannually	(162,417)
		2,798,500	131,840	(E)	(55)	6/28/37	3 month USD-LIBOR-BBA — Quarterly	1.168% — Semiannually	(131,895)
		870,300	43,996	(E)	(17)	7/3/40	3 month USD-LIBOR-BBA — Quarterly	1.177% — Semiannually	(44,013)
		136,634,000	474,530		(1,105)	7/14/25	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	(354,113)
		63,061,700	1,429,483		(836)	7/15/30	3 month USD-LIBOR-BBA — Quarterly	0.645% — Semiannually	(1,275,129)
		82,957,300	308,269		(785)	8/31/25	0.3084% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	236,618
		145,234,800	287,129	(E)	(809)	7/5/24	0.2429% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	286,320
		97,220,500	479,492		(787)	8/12/25	3 month USD-LIBOR-BBA — Quarterly	0.277% — Semiannually	(405,144)
		29,521,800	2,222,903	(E)	2,322,533	9/2/52	3 month USD-LIBOR-BBA — Quarterly	1.188% — Semiannually	99,630
		124,284,600	346,257		(1,173)	10/13/25	0.344% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	314,352
		266,026,000	119,978		(1,003)	9/16/22	3 month USD-LIBOR-BBA — Quarterly	0.214% — Semiannually	259,097
		131,379,000	47,691		(1,063)	10/13/25	0.41% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(100,026)
		269,404,000	422,964		138,326	10/16/25	3 month USD-LIBOR-BBA — Quarterly	0.37% — Semiannually	(209,580)
		170,980,000	2,557,690		(116,440)	10/16/30	0.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,258,254
		109,648,000	6,849,930		(295,458)	10/16/50	1.16% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	6,343,460
		39,009,500	58,007		—	12/7/30	3 month USD-LIBOR-BBA — Quarterly	0.932% — Semiannually	76,140
		31,987,900	142,026		—	12/7/30	0.871% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	128,459
		131,379,000	375,875		(1,063)	11/16/25	0.471% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(417,188)
		13,173,000	335,977		(449)	12/17/50	1.305% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	330,098
		168,806,500	229,070	(E)	(940)	7/5/24	3 month USD-LIBOR-BBA — Quarterly	0.41% — Semiannually	228,130
		9,743,900	360,817		(6,776)	12/1/50	3 month USD-LIBOR-BBA — Quarterly	1.26% — Semiannually	(359,252)
		207,823,500	449,314		(1,307)	12/2/23	0.300% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(461,423)
		225,637,100	2,387,692		(4,310)	12/2/33	3 month USD-LIBOR-BBA — Quarterly	1.02% — Semiannually	(2,249,404)
		2,652,768,000	2,965,795	(E)	(2,508,440)	3/17/23	3 month USD-LIBOR-BBA — Quarterly	0.25% — Semiannually	457,354
		1,560,925,000	713,343	(E)	(2,505,483)	3/17/26	0.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,792,140)
		806,000	368	(E)	1,271	3/17/26	3 month USD-LIBOR-BBA — Quarterly	0.45% — Semiannually	903
		34,641,000	172,478	(E)	(261,673)	3/17/31	0.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(89,195)
		543,786,000	2,707,510	(E)	4,072,855	3/17/31	3 month USD-LIBOR-BBA — Quarterly	0.90% — Semiannually	1,365,345
		408,000	17,221	(E)	(19,631)	3/17/51	1.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,410)
		206,933,000	8,734,435	(E)	9,984,142	3/17/51	3 month USD-LIBOR-BBA — Quarterly	1.25% — Semiannually	1,249,708
		59,870,000	32,270	(E)	108,364	3/17/28	3 month USD-LIBOR-BBA — Quarterly	0.70% — Semiannually	140,634
		134,328,800	50,239		(1,087)	12/16/25	3 month USD-LIBOR-BBA — Quarterly	0.428% — Semiannually	60,018
		111,503,000	371,974	(E)	(20,576)	3/17/31	0.700% — Annually	Secured Overnight Financing Rate — Annually	351,398
		28,019,700	28,888	(E)	(397)	6/22/31	3 month USD-LIBOR-BBA — Quarterly	1.0025% — Semiannually	28,492
		575,000	4,871		(20)	1/4/51	3 month USD-LIBOR-BBA — Quarterly	1.4375% — Semiannually	4,852
	AUD	1,119,500	2,651	(E)	(11)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	2,640
	AUD	3,719,600	71,071	(E)	(37)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	71,034
	AUD	1,399,700	34,214	(E)	(12)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	34,202
	AUD	2,018,200	78,251	(E)	(24)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	78,227
	AUD	7,680,600	436,990	(E)	(92)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	436,898
	AUD	483,400	25,672	(E)	(11)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	25,661
	AUD	25,039,000	227,843	(E)	156,868	3/17/31	6 month AUD-BBR-BBSW — Semiannually	0.90% — Semiannually	(70,975)
	CAD	113,033,500	3,168,916		(799)	9/18/24	3 month CAD-BA-CDOR — Semiannually	1.638% — Semiannually	3,450,815
	CAD	113,033,500	3,142,631		(799)	9/18/24	3 month CAD-BA-CDOR — Semiannually	1.63% — Semiannually	3,422,539
	CAD	169,000	443	(E)	(658)	3/17/31	1.20% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(215)
	CHF	10,454,000	83,698	(E)	(30,539)	3/17/31	—	0.33% plus 6 month CHF-LIBOR-BBA — Semiannually	53,159
	EUR	7,235,600	4,093,292	(E)	(277)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(4,093,569)
	EUR	9,840,300	4,953,335		(381)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	5,097,061
	EUR	10,864,000	5,133,041		(415)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(5,278,846)
	EUR	11,002,000	4,975,251		(420)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(5,116,854)
	EUR	13,678,600	5,699,170		(528)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(5,854,054)
	EUR	13,443,000	6,882,384	(E)	(509)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	6,881,875
	EUR	14,233,000	5,582,040		(541)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(5,758,684)
	EUR	10,466,600	4,165,273	(E)	(401)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(4,165,674)
	EUR	9,550,400	3,228,665		(367)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(3,333,202)
	EUR	8,829,000	2,649,547		(337)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(2,736,776)
	EUR	22,091,800	4,057,092	(E)	(840)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(4,057,932)
	EUR	12,792,500	978,951	(E)	(483)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	978,468
	EUR	20,383,200	1,875,927		(766)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(1,963,224)
	EUR	70,039,500	15,749,464		(2,643)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.595% — Annually	16,296,074
	EUR	94,639,000	3,059,192	(E)	(1,174)	1/27/30	6 month EUR-EURIBOR-REUTERS — Semiannually	0.352% — Annually	3,058,018
	EUR	8,796,100	433,838	(E)	(329)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(434,167)
	EUR	4,363,500	383,472	(E)	(168)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	383,304
	EUR	23,312,400	17,059	(E)	(494)	5/13/40	6 month EUR-EURIBOR-REUTERS — Semiannually	0.276% — Annually	16,565
	EUR	10,527,400	58,568	(E)	(230)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(58,798)
	EUR	1,200,000	16,979		10,277	12/16/30	—	0.151% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(6,950)
	EUR	2,000,000	6,572		986	12/16/25	—	0.401% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(5,746)
	EUR	350,000	9,842		5,904	12/16/50	0.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(4,046)
	EUR	15,952,000	96,698	(E)	(369)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(97,068)
	EUR	5,045,400	30,763	(E)	(117)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(30,880)
	EUR	5,422,000	35,530	(E)	4,816	3/17/31	0.30% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	(30,713)
	GBP	150,000	420		(110)	12/16/22	—	0.151% plus Sterling Overnight Index Average — Annually	328
	GBP	620,000	343		1,905	12/16/25	0.001% — Annually	Sterling Overnight Index Average — Annually	1,578
	GBP	22,198,000	132,715	(E)	33,940	3/17/31	Sterling Overnight Index Average — Annually	0.12% — Annually	(98,775)
	JPY	732,682,200	541,392	(E)	(213)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(541,606)
	JPY	929,267,100	297,783	(E)	(280)	8/29/43	0.194% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	297,503
	NOK	135,276,000	163,055	(E)	(8,220)	3/17/31	6 month NOK-NIBOR-NIBR — Semiannually	1.20% — Annually	(171,276)
	NZD	16,135,000	127,445	(E)	15,274	3/17/31	3 month NZD-BBR-FRA — Quarterly	0.90% — Semiannually	(112,171)
	SEK	349,032,000	448,783	(E)	(130,416)	3/17/31	0.300% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	318,363

	Total				$7,348,664				$(9,249,299)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$505,765	$495,910	$—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	$(2,014)
Barclays Bank PLC
4,755,717	4,764,622	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	17,755
1,442,622	1,445,324	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	5,386
728,445	729,809	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	2,720
727,543	728,905	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	2,716
48,268,817	48,268,817	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	107,119
8,048,168	8,039,330	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	9,132
1,933,241	1,934,516	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(6,279)
33,245,647	33,266,755	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(110,955)
296,550	288,492	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,729)
1,146,865	1,116,316	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	13,449
2,736,321	2,663,434	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	32,089
81,112	79,659	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(168)
681,370	669,168	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,414
413,061	406,410	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(1,070)
315,393	310,314	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(817)
248,672	244,667	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(644)
99,309	97,710	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(257)
271,295	268,844	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,074
4,644	4,602	—	1/12/39	(6.00%)1 month USD-LIBOR — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	18
660,044	640,239	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(11,499)
94,705	91,863	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(1,650)
48,193	46,747	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(840)
Citibank, N.A.
761,329	761,329	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,690
255,233	255,233	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	566
Credit Suisse International
2,689,021	2,689,021	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	5,968
560,213	560,213	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,243
1,209,357	1,189,882	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(3,133)
208,748	205,190	—	1/12/44	3.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(571)
184,817	178,984	—	1/12/43	3.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(3,162)
2,012,892	1,980,351	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(5,234)
355,088	349,347	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(923)
2,727,891	2,632,176	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(52,841)
1,719,447	1,659,115	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(33,307)
1,276,190	1,242,196	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(14,966)
208,652	203,094	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,447)
159,926	155,666	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,875)
153,797	148,400	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,979)
1,376,909	1,340,232	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	16,147
697,186	684,701	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,447
855,143	839,830	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,775
733,474	721,662	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(1,900)
Deutsche Bank AG
409,976	410,743	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	1,531
2,936,565	2,938,429	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(9,801)
Goldman Sachs International
858,375	857,432	—	1/12/40	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(974)
442,862	443,154	—	1/12/39	6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(1,438)
636,256	636,660	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	2,123
91,792	91,850	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(306)
100,749	100,813	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(336)
268,769	268,940	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(897)
367,071	367,304	—	1/12/39	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,225)
554,791	555,143	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,852)
758,613	759,094	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,532)
1,099,499	1,100,197	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(3,670)
1,319,448	1,320,285	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(4,404)
1,476,774	1,477,712	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(4,929)
2,023,024	2,024,308	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(6,752)
777,169	763,922	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	2,127
2,367,980	2,329,699	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	6,157
1,714,248	1,654,099	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(33,206)
1,629,928	1,586,512	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(19,114)
1,166,578	1,125,646	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(22,597)
1,052,027	1,023,439	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(13,228)
807,385	785,445	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(10,152)
741,147	721,007	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(9,319)
741,147	721,007	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(9,319)
484,515	471,609	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,682)
186,732	181,758	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,190)
82,530	80,331	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(968)
8,022	7,808	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(94)
550,564	539,835	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(2,193)
73,321	71,892	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(292)
1,657,369	1,627,689	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	3,439
16,246	15,984	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(42)
570,006	564,857	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	2,256
397,925	394,331	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,575
258,715	256,378	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,024
199,694	197,890	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	790
63,572	62,998	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	252
291,369	282,627	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(5,076)
224,511	217,775	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(3,911)
150,103	145,599	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(2,615)
860	834	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(15)
JPMorgan Chase Bank N.A.
1,085,777	1,056,855	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(12,733)
137,825	134,153	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,616)
1,657,369	1,627,689	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	3,439
JPMorgan Securities LLC
1,977,645	1,945,798	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	5,123
564,127	547,033	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(8,894)
3,638,255	3,539,389	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	45,745
214,898	210,711	—	1/12/41	(4.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	856
Morgan Stanley & Co. International PLC
13,630,341	13,597,326	(33,015)	7/17/24	3.825% (3 month USD-LIBOR-BBA minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 7/10/24 — Quarterly	(107,017)

Upfront premium received		—	Unrealized appreciation			298,145

Upfront premium (paid)		(33,015)	Unrealized (depreciation)			(572,649)

	Total	$(33,015)			Total	$(274,504)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/20 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	45,335,000	$4,668,109	$(1,619)	5/15/40	(.961%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$4,666,490
EUR	25,667,000	4,130,224	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	4,130,224
EUR	90,763,000	4,083,511	(1,675)	5/15/30	(.655%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	4,081,836
EUR	90,763,000	3,991,702	(1,675)	5/15/30	(.6625%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	3,990,027
EUR	25,667,000	1,594,990	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(1,594,990)
EUR	114,037,000	5,265,346	(1,328)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(5,266,675)
EUR	114,037,000	5,293,488	(1,335)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(5,294,822)
EUR	114,037,000	5,302,821	(1,343)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(5,304,164)
EUR	114,037,000	5,312,155	(1,341)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(5,313,497)
EUR	45,335,000	7,626,087	(2,139)	5/15/50	1.13% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(7,628,226)
EUR	90,763,000	10,053,324	(3,220)	5/15/40	0.935% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(10,056,544)
EUR	90,763,000	10,188,931	(3,220)	5/15/40	0.93% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(10,192,151)
GBP	51,907,000	5,721,712	(1,109)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	5,720,603
GBP	73,607,000	3,291,301	(961)	11/15/24	3.385% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	3,290,340
GBP	58,136,000	3,211,363	(1,369)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	3,209,993
GBP	40,490,000	2,700,842	(937)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	2,699,905
GBP	31,146,000	1,834,614	(728)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	1,833,886
GBP	37,299,000	1,656,126	(486)	11/15/24	3.381% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	1,655,640
GBP	37,299,000	1,576,454	—	12/15/24	3.42% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	1,576,454
GBP	14,535,000	929,470	(339)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	929,132
GBP	15,612,000	5,836,630	(822)	7/15/49	(3.4425%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(5,837,452)
	$52,949,000	643,595	(535)	11/29/24	(1.703%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	643,060
	52,949,000	443,289	(535)	12/10/24	(1.7625%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	442,754
	119,950,000	8,062,679	(2,015)	7/10/30	1.6625% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(8,064,694)
	136,710,000	10,151,674	(2,299)	6/30/30	1.586% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(10,153,971)

Total			$(31,030)				$(35,836,842)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB/P	$39,713	$581,000	$155,127	5/11/63	300 bp — Monthly	$(115,075)
	CMBX NA BBB-.6 Index	BB/P	79,608	1,321,000	352,705	5/11/63	300 bp — Monthly	(271,423)
	CMBX NA BBB-.6 Index	BB/P	163,473	2,648,000	707,016	5/11/63	300 bp — Monthly	(541,999)
	CMBX NA BBB-.6 Index	BB/P	155,838	2,734,000	729,978	5/11/63	300 bp — Monthly	(572,545)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	772	5,000	377	5/11/63	200 bp — Monthly	397
	CMBX NA A.6 Index	A/P	6,851	54,000	4,066	5/11/63	200 bp — Monthly	2,806
	CMBX NA A.6 Index	A/P	13,008	86,000	6,476	5/11/63	200 bp — Monthly	6,565
	CMBX NA A.6 Index	A/P	14,218	121,000	9,111	5/11/63	200 bp — Monthly	5,153
	CMBX NA A.6 Index	A/P	23,618	141,000	10,617	5/11/63	200 bp — Monthly	13,064
	CMBX NA A.6 Index	A/P	21,368	154,000	11,596	5/11/63	200 bp — Monthly	9,831
	CMBX NA A.6 Index	A/P	37,498	212,000	15,964	5/11/63	200 bp — Monthly	21,616
	CMBX NA A.6 Index	A/P	47,548	286,000	21,536	5/11/63	200 bp — Monthly	26,123
	CMBX NA A.6 Index	A/P	42,980	307,000	23,117	5/11/63	200 bp — Monthly	19,982
	CMBX NA A.6 Index	A/P	51,689	433,000	32,605	5/11/63	200 bp — Monthly	19,253
	CMBX NA BB.11 Index	BB-/P	877,445	1,553,000	364,334	11/18/54	500 bp — Monthly	514,621
	CMBX NA BB.6 Index	B/P	2,294,788	15,997,000	6,787,527	5/11/63	500 bp — Monthly	(4,477,186)
	CMBX NA BB.7 Index	B+/P	596,583	11,690,000	4,547,410	1/17/47	500 bp — Monthly	(3,939,462)
	CMBX NA BBB-.12 Index	BBB-/P	71,334	450,000	35,550	8/17/61	300 bp — Monthly	36,046
	CMBX NA BBB-.13 Index	BBB-/P	50,250	573,000	35,411	12/16/72	300 bp — Monthly	15,173
	CMBX NA BBB-.13 Index	BBB-/P	737,843	7,840,000	484,512	12/16/72	300 bp — Monthly	257,904
	CMBX NA BBB-.6 Index	BB/P	1,999	25,000	6,675	5/11/63	300 bp — Monthly	(4,662)
	CMBX NA BBB-.6 Index	BB/P	139,685	2,123,000	566,841	5/11/63	300 bp — Monthly	(425,918)
	CMBX NA BBB-.6 Index	BB/P	191,694	2,907,000	776,169	5/11/63	300 bp — Monthly	(582,779)
	CMBX NA BBB-.6 Index	BB/P	270,815	3,978,000	1,062,126	5/11/63	300 bp — Monthly	(788,991)
	CMBX NA BBB-.6 Index	BB/P	2,831,038	44,458,000	11,870,286	5/11/63	300 bp — Monthly	(9,013,315)
	Credit Suisse International
	CMBX NA BB.7 Index	B+/P	369,046	2,759,000	1,073,251	1/17/47	500 bp — Monthly	(701,523)
	CMBX NA BBB-.6 Index	BB/P	281,868	2,551,000	681,117	5/11/63	300 bp — Monthly	(397,761)
	CMBX NA BBB-.6 Index	BB/P	511,694	4,631,000	1,236,477	5/11/63	300 bp — Monthly	(722,083)
	CMBX NA BBB-.6 Index	BB/P	18,234,634	194,063,000	51,814,821	5/11/63	300 bp — Monthly	(33,466,984)
	CMBX NA BBB-.7 Index	BB+/P	1,788,740	24,200,000	4,810,960	1/17/47	300 bp — Monthly	(3,008,104)
	Deutsche Bank AG
	CMBX NA BBB-.6 Index	BB/P	54,693	513,000	136,971	5/11/63	300 bp — Monthly	(81,979)
	Goldman Sachs International
	CMBX NA BBB-.6 Index	BB/P	350,890	2,265,000	604,755	5/11/63	300 bp — Monthly	(252,544)
	CMBX NA A.6 Index	A/P	5,106	43,000	3,238	5/11/63	200 bp — Monthly	1,885
	CMBX NA BB.6 Index	B/P	56,166	131,000	55,583	5/11/63	500 bp — Monthly	638
	CMBX NA BB.6 Index	B/P	125,982	887,000	376,354	5/11/63	500 bp — Monthly	(249,510)
	CMBX NA BB.9 Index	B+/P	1,088,578	2,692,000	909,896	9/17/58	500 bp — Monthly	181,298
	CMBX NA BBB-.13 Index	BBB-/P	420	4,000	247	12/16/72	300 bp — Monthly	175
	CMBX NA BBB-.13 Index	BBB-/P	1,966	33,000	2,039	12/16/72	300 bp — Monthly	(55)
	CMBX NA BBB-.13 Index	BBB-/P	1,954	33,000	2,039	12/16/72	300 bp — Monthly	(66)
	CMBX NA BBB-.13 Index	BBB-/P	6,358	87,000	5,377	12/16/72	300 bp — Monthly	1,032
	CMBX NA BBB-.13 Index	BBB-/P	20,059	128,000	7,910	12/16/72	300 bp — Monthly	12,223
	CMBX NA BBB-.13 Index	BBB-/P	21,054	133,000	8,219	12/16/72	300 bp — Monthly	12,912
	CMBX NA BBB-.13 Index	BBB-/P	28,199	137,000	8,467	12/16/72	300 bp — Monthly	19,812
	CMBX NA BBB-.13 Index	BBB-/P	8,576	145,000	8,961	12/16/72	300 bp — Monthly	(300)
	CMBX NA BBB-.13 Index	BBB-/P	25,392	150,000	9,270	12/16/72	300 bp — Monthly	16,209
	CMBX NA BBB-.13 Index	BBB-/P	25,677	150,000	9,270	12/16/72	300 bp — Monthly	16,494
	CMBX NA BBB-.6 Index	BB/P	1,473	11,000	2,937	5/11/63	300 bp — Monthly	(1,458)
	CMBX NA BBB-.6 Index	BB/P	1,061	14,000	3,738	5/11/63	300 bp — Monthly	(2,669)
	CMBX NA BBB-.6 Index	BB/P	1,683	21,000	5,607	5/11/63	300 bp — Monthly	(3,911)
	CMBX NA BBB-.6 Index	BB/P	4,131	29,000	7,743	5/11/63	300 bp — Monthly	(3,595)
	CMBX NA BBB-.6 Index	BB/P	5,221	59,000	15,753	5/11/63	300 bp — Monthly	(10,497)
	CMBX NA BBB-.6 Index	BB/P	9,848	74,000	19,758	5/11/63	300 bp — Monthly	(9,867)
	CMBX NA BBB-.6 Index	BB/P	10,927	130,000	34,710	5/11/63	300 bp — Monthly	(23,707)
	CMBX NA BBB-.6 Index	BB/P	8,299	162,000	43,254	5/11/63	300 bp — Monthly	(34,860)
	CMBX NA BBB-.6 Index	BB/P	8,498	164,000	43,788	5/11/63	300 bp — Monthly	(35,195)
	CMBX NA BBB-.6 Index	BB/P	13,121	178,000	47,526	5/11/63	300 bp — Monthly	(34,300)
	CMBX NA BBB-.6 Index	BB/P	13,043	178,000	47,526	5/11/63	300 bp — Monthly	(34,379)
	CMBX NA BBB-.6 Index	BB/P	24,289	209,000	55,803	5/11/63	300 bp — Monthly	(31,392)
	CMBX NA BBB-.6 Index	BB/P	29,106	269,000	71,823	5/11/63	300 bp — Monthly	(42,560)
	CMBX NA BBB-.6 Index	BB/P	14,866	285,000	76,095	5/11/63	300 bp — Monthly	(61,063)
	CMBX NA BBB-.6 Index	BB/P	32,064	505,000	134,835	5/11/63	300 bp — Monthly	(102,476)
	CMBX NA BBB-.6 Index	BB/P	40,545	534,000	142,578	5/11/63	300 bp — Monthly	(101,721)
	CMBX NA BBB-.6 Index	BB/P	64,149	639,000	170,613	5/11/63	300 bp — Monthly	(106,091)
	CMBX NA BBB-.6 Index	BB/P	112,874	813,000	217,071	5/11/63	300 bp — Monthly	(103,723)
	CMBX NA BBB-.6 Index	BB/P	96,615	925,000	246,975	5/11/63	300 bp — Monthly	(149,820)
	CMBX NA BBB-.6 Index	BB/P	107,255	1,069,000	285,423	5/11/63	300 bp — Monthly	(177,544)
	CMBX NA BBB-.6 Index	BB/P	92,236	1,093,000	291,831	5/11/63	300 bp — Monthly	(198,958)
	CMBX NA BBB-.6 Index	BB/P	101,718	1,174,000	313,458	5/11/63	300 bp — Monthly	(211,056)
	CMBX NA BBB-.6 Index	BB/P	105,653	1,252,000	334,284	5/11/63	300 bp — Monthly	(227,900)
	CMBX NA BBB-.6 Index	BB/P	157,809	1,410,000	376,470	5/11/63	300 bp — Monthly	(217,838)
	CMBX NA BBB-.6 Index	BB/P	110,705	1,625,000	433,875	5/11/63	300 bp — Monthly	(322,222)
	CMBX NA BBB-.6 Index	BB/P	184,883	1,672,000	446,424	5/11/63	300 bp — Monthly	(260,566)
	CMBX NA BBB-.6 Index	BB/P	153,735	1,855,000	495,285	5/11/63	300 bp — Monthly	(340,468)
	CMBX NA BBB-.6 Index	BB/P	211,483	1,898,000	506,766	5/11/63	300 bp — Monthly	(294,176)
	CMBX NA BBB-.6 Index	BB/P	222,998	2,053,000	548,151	5/11/63	300 bp — Monthly	(323,955)
	CMBX NA BBB-.6 Index	BB/P	251,962	2,258,000	602,886	5/11/63	300 bp — Monthly	(349,607)
	CMBX NA BBB-.6 Index	BB/P	251,962	2,258,000	602,886	5/11/63	300 bp — Monthly	(349,607)
	CMBX NA BBB-.6 Index	BB/P	267,527	2,431,000	649,077	5/11/63	300 bp — Monthly	(380,132)
	CMBX NA BBB-.6 Index	BB/P	292,059	2,489,000	664,563	5/11/63	300 bp — Monthly	(371,052)
	CMBX NA BBB-.6 Index	BB/P	416,852	3,062,000	817,554	5/11/63	300 bp — Monthly	(398,916)
	CMBX NA BBB-.6 Index	BB/P	327,157	3,109,000	830,103	5/11/63	300 bp — Monthly	(501,132)
	CMBX NA BBB-.6 Index	BB/P	154,661	3,118,000	832,506	5/11/63	300 bp — Monthly	(676,027)
	CMBX NA BBB-.6 Index	BB/P	484,654	3,296,000	880,032	5/11/63	300 bp — Monthly	(393,455)
	CMBX NA BBB-.6 Index	BB/P	376,979	3,482,000	929,694	5/11/63	300 bp — Monthly	(550,683)
	CMBX NA BBB-.6 Index	BB/P	179,679	3,660,000	977,220	5/11/63	300 bp — Monthly	(795,406)
	CMBX NA BBB-.6 Index	BB/P	423,142	3,785,000	1,010,595	5/11/63	300 bp — Monthly	(585,245)
	CMBX NA BBB-.6 Index	BB/P	597,823	3,894,000	1,039,698	5/11/63	300 bp — Monthly	(439,604)
	CMBX NA BBB-.6 Index	BB/P	202,429	4,008,000	1,070,136	5/11/63	300 bp — Monthly	(865,370)
	CMBX NA BBB-.6 Index	BB/P	718,374	4,321,000	1,153,707	5/11/63	300 bp — Monthly	(432,812)
	CMBX NA BBB-.6 Index	BB/P	529,485	4,803,000	1,282,401	5/11/63	300 bp — Monthly	(750,115)
	CMBX NA BBB-.6 Index	BB/P	930,682	6,242,000	1,666,614	5/11/63	300 bp — Monthly	(732,291)
	CMBX NA BBB-.6 Index	BB/P	947,810	6,289,000	1,679,163	5/11/63	300 bp — Monthly	(727,685)
	CMBX NA BBB-.7 Index	BB+/P	77,611	1,050,000	208,740	1/17/47	300 bp — Monthly	(130,517)
	CMBX NA BBB-.7 Index	BB+/P	398,239	3,442,000	684,270	1/17/47	300 bp — Monthly	(284,022)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	3,763	28,000	2,108	5/11/63	200 bp — Monthly	1,665
	CMBX NA BB.10 Index	BB-/P	281,476	3,508,000	1,217,627	5/11/63	500 bp — Monthly	(932,740)
	CMBX NA BBB-.13 Index	BBB-/P	1,951	33,000	2,039	12/16/72	300 bp — Monthly	(69)
	CMBX NA BBB-.13 Index	BBB-/P	17,309	110,000	6,798	12/16/72	300 bp — Monthly	10,575
	CMBX NA BBB-.13 Index	BBB-/P	28,020	140,000	8,652	12/16/72	300 bp — Monthly	19,450
	CMBX NA BBB-.13 Index	BBB-/P	36,643	182,000	11,248	12/16/72	300 bp — Monthly	25,501
	CMBX NA BBB-.13 Index	BBB-/P	11,368	192,000	11,866	12/16/72	300 bp — Monthly	(386)
	CMBX NA BBB-.13 Index	BBB-/P	37,883	208,000	12,854	12/16/72	300 bp — Monthly	25,149
	CMBX NA BBB-.13 Index	BBB-/P	54,344	561,000	34,670	12/16/72	300 bp — Monthly	20,001
	CMBX NA BBB-.13 Index	BBB-/P	74,622	790,000	48,822	12/16/72	300 bp — Monthly	26,260
	CMBX NA BBB-.6 Index	BB/P	57,996,564	181,408,000	48,435,936	5/11/63	300 bp — Monthly	9,666,449
	Merrill Lynch International
	CMBX NA BB.6 Index	B/P	1,226	6,000	2,546	5/11/63	500 bp — Monthly	(1,314)
	CMBX NA BB.6 Index	B/P	187,407	1,676,000	711,127	5/11/63	500 bp — Monthly	(522,090)
	CMBX NA BBB-.6 Index	BB/P	12,426	173,000	46,191	5/11/63	300 bp — Monthly	(33,664)
	CMBX NA BBB-.6 Index	BB/P	14,449	196,000	52,332	5/11/63	300 bp — Monthly	(37,769)
	CMBX NA BBB-.6 Index	BB/P	48,434	550,000	146,850	5/11/63	300 bp — Monthly	(98,095)
	CMBX NA BBB-.6 Index	BB/P	71,265	977,000	260,859	5/11/63	300 bp — Monthly	(189,024)
	CMBX NA BBB-.6 Index	BB/P	75,400	1,173,000	313,191	5/11/63	300 bp — Monthly	(237,107)
	CMBX NA BBB-.6 Index	BB/P	166,585	2,184,000	583,128	5/11/63	300 bp — Monthly	(415,269)
	CMBX NA BBB-.6 Index	BB/P	231,978	2,564,000	684,588	5/11/63	300 bp — Monthly	(451,115)
	CMBX NA BBB-.6 Index	BB/P	3,679,134	41,204,000	11,001,468	5/11/63	300 bp — Monthly	(7,298,298)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	24,800	160,000	12,048	5/11/63	200 bp — Monthly	12,814
	CMBX NA A.6 Index	A/P	28,210	364,000	27,409	5/11/63	200 bp — Monthly	942
	CMBX NA BB.6 Index	B/P	5,423	30,000	12,729	5/11/63	500 bp — Monthly	(7,277)
	CMBX NA BB.6 Index	B/P	74,408	303,000	128,563	5/11/63	500 bp — Monthly	(53,860)
	CMBX NA BB.6 Index	B/P	63,456	522,000	221,485	5/11/63	500 bp — Monthly	(157,522)
	CMBX NA BB.6 Index	B/P	590,401	2,396,000	1,016,623	5/11/63	500 bp — Monthly	(423,893)
	CMBX NA BBB-.13 Index	BBB-/P	1,064	18,000	1,112	12/16/72	300 bp — Monthly	(37)
	CMBX NA BBB-.13 Index	BBB-/P	21,276	108,000	6,674	12/16/72	300 bp — Monthly	14,664
	CMBX NA BBB-.13 Index	BBB-/P	10,656	116,000	7,169	12/16/72	300 bp — Monthly	3,555
	CMBX NA BBB-.13 Index	BBB-/P	20,141	128,000	7,910	12/16/72	300 bp — Monthly	12,306
	CMBX NA BBB-.13 Index	BBB-/P	26,812	132,000	8,158	12/16/72	300 bp — Monthly	18,731
	CMBX NA BBB-.13 Index	BBB-/P	21,746	133,000	8,219	12/16/72	300 bp — Monthly	13,604
	CMBX NA BBB-.13 Index	BBB-/P	25,757	137,000	8,467	12/16/72	300 bp — Monthly	17,370
	CMBX NA BBB-.13 Index	BBB-/P	7,723	139,000	8,590	12/16/72	300 bp — Monthly	(786)
	CMBX NA BBB-.13 Index	BBB-/P	39,054	248,000	15,326	12/16/72	300 bp — Monthly	23,872
	CMBX NA BBB-.13 Index	BBB-/P	90,212	987,000	60,997	12/16/72	300 bp — Monthly	29,791
	CMBX NA BBB-.6 Index	BB/P	2,506	30,000	8,010	5/11/63	300 bp — Monthly	(5,487)
	CMBX NA BBB-.6 Index	BB/P	5,130	64,000	17,088	5/11/63	300 bp — Monthly	(11,920)
	CMBX NA BBB-.6 Index	BB/P	5,394	72,000	19,224	5/11/63	300 bp — Monthly	(13,788)
	CMBX NA BBB-.6 Index	BB/P	26,126	356,000	95,052	5/11/63	300 bp — Monthly	(68,719)
	CMBX NA BBB-.6 Index	BB/P	633,075	1,835,000	489,945	5/11/63	300 bp — Monthly	144,200
	CMBX NA BBB-.6 Index	BB/P	155,534	2,369,000	632,523	5/11/63	300 bp — Monthly	(475,607)
	CMBX NA BBB-.6 Index	BB/P	157,194	2,381,000	635,727	5/11/63	300 bp — Monthly	(477,145)
	CMBX NA BBB-.6 Index	BB/P	11,184,003	168,816,000	45,073,872	5/11/63	300 bp — Monthly	(33,791,382)

Upfront premium received			117,790,431		Unrealized appreciation			11,298,111

Upfront premium (paid)			—		Unrealized (depreciation)			(118,500,272)

	Total		$117,790,431				Total	$(107,202,161)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2020. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$944	$110,000	$8,283	5/11/63	(200 bp) — Monthly	$9,184
	CMBX NA BB.10 Index	(166,877)	1,599,000	555,013	11/17/59	(500 bp) — Monthly	386,582
	CMBX NA BB.10 Index	(138,486)	1,263,000	438,387	11/17/59	(500 bp) — Monthly	298,674
	CMBX NA BB.11 Index	(598,827)	4,622,000	1,084,321	11/18/54	(500 bp) — Monthly	481,000
	CMBX NA BB.11 Index	(158,925)	1,686,000	395,536	11/18/54	(500 bp) — Monthly	234,971
	CMBX NA BB.11 Index	(68,351)	1,340,000	314,364	11/18/54	(500 bp) — Monthly	244,711
	CMBX NA BB.11 Index	(69,512)	1,340,000	314,364	11/18/54	(500 bp) — Monthly	243,549
	CMBX NA BB.11 Index	(45,097)	656,000	153,898	11/18/54	(500 bp) — Monthly	108,163
	CMBX NA BB.11 Index	(11,409)	158,000	37,067	11/18/54	(500 bp) — Monthly	25,504
	CMBX NA BB.12 Index	(25,060)	292,000	61,554	8/17/61	(500 bp) — Monthly	36,210
	CMBX NA BB.12 Index	(10,766)	33,000	6,956	8/17/61	(500 bp) — Monthly	(3,842)
	CMBX NA BB.12 Index	(11,025)	21,000	4,427	8/17/61	(500 bp) — Monthly	(6,619)
	CMBX NA BB.8 Index	(13,907)	112,000	44,509	10/17/57	(500 bp) — Monthly	30,494
	CMBX NA BB.8 Index	(176)	1,000	397	10/17/57	(500 bp) — Monthly	221
	CMBX NA BB.9 Index	(768,058)	7,441,000	2,515,058	9/17/58	(500 bp) — Monthly	1,739,765
	CMBX NA BB.9 Index	(126,781)	1,965,000	664,170	9/17/58	(500 bp) — Monthly	535,479
	CMBX NA BB.9 Index	(18,762)	478,000	161,564	9/17/58	(500 bp) — Monthly	142,337
	CMBX NA BB.9 Index	(9,097)	141,000	47,658	9/17/58	(500 bp) — Monthly	38,424
	CMBX NA BB.9 Index	(2,501)	69,000	23,322	9/17/58	(500 bp) — Monthly	20,754
	CMBX NA BB.9 Index	(564)	14,000	4,732	9/17/58	(500 bp) — Monthly	4,154
	CMBX NA BBB-.10 Index	(1,347,987)	7,840,000	969,024	11/17/59	(300 bp) — Monthly	(383,536)
	CMBX NA BBB-.10 Index	(35,980)	155,000	19,158	11/17/59	(300 bp) — Monthly	(16,913)
	CMBX NA BBB-.10 Index	(25,050)	105,000	12,978	11/17/59	(300 bp) — Monthly	(12,134)
	CMBX NA BBB-.10 Index	(18,118)	83,000	10,259	11/17/59	(300 bp) — Monthly	(7,908)
	CMBX NA BBB-.10 Index	(16,758)	77,000	9,517	11/17/59	(300 bp) — Monthly	(7,286)
	CMBX NA BBB-.10 Index	(11,319)	46,000	5,686	11/17/59	(300 bp) — Monthly	(5,660)
	CMBX NA BBB-.12 Index	(319,733)	1,417,000	111,943	8/17/61	(300 bp) — Monthly	(208,616)
	CMBX NA BBB-.12 Index	(5,709)	28,000	2,212	8/17/61	(300 bp) — Monthly	(3,513)
	CMBX NA BBB-.12 Index	(2,243)	11,000	869	8/17/61	(300 bp) — Monthly	(1,380)
	CMBX NA BBB-.10 Index	(301,498)	1,012,000	125,083	11/17/59	(300 bp) — Monthly	(177,006)
	CMBX NA BBB-.11 Index	(703,196)	2,197,000	167,411	11/18/54	(300 bp) — Monthly	(537,067)
	CMBX NA BBB-.11 Index	(107,591)	731,000	55,702	11/18/54	(300 bp) — Monthly	(52,315)
	CMBX NA BBB-.11 Index	(191,472)	586,000	44,653	11/18/54	(300 bp) — Monthly	(147,160)
	CMBX NA BBB-.11 Index	(3,270)	10,000	762	11/18/54	(300 bp) — Monthly	(2,514)
	CMBX NA BBB-.12 Index	(1,430,099)	4,058,000	320,582	8/17/61	(300 bp) — Monthly	(1,111,885)
	CMBX NA BBB-.12 Index	(1,237,008)	3,702,000	292,458	8/17/61	(300 bp) — Monthly	(946,710)
	CMBX NA BBB-.12 Index	(921,552)	2,759,000	217,961	8/17/61	(300 bp) — Monthly	(705,200)
	CMBX NA BBB-.12 Index	(938,451)	2,747,000	217,013	8/17/61	(300 bp) — Monthly	(723,040)
	CMBX NA BBB-.12 Index	(744,544)	2,142,000	169,218	8/17/61	(300 bp) — Monthly	(576,576)
	CMBX NA BBB-.12 Index	(210,553)	599,000	47,321	8/17/61	(300 bp) — Monthly	(163,581)
	CMBX NA BBB-.7 Index	(39,813)	182,000	36,182	1/17/47	(300 bp) — Monthly	(3,737)
	CMBX NA BBB-.9 Index	(458,513)	1,938,000	230,428	9/17/58	(300 bp) — Monthly	(229,216)
	Credit Suisse International
	CMBX NA BB.10 Index	(467,516)	3,504,000	1,216,238	11/17/59	(500 bp) — Monthly	745,315
	CMBX NA BB.10 Index	(415,378)	3,493,000	1,212,420	11/17/59	(500 bp) — Monthly	793,646
	CMBX NA BB.10 Index	(227,964)	1,834,000	636,581	11/17/59	(500 bp) — Monthly	406,834
	CMBX NA BB.8 Index	(350)	2,000	795	10/17/57	(500 bp) — Monthly	442
	CMBX NA BB.9 Index	(2,238,915)	22,334,000	7,548,892	9/17/58	(500 bp) — Monthly	5,288,263
	CMBX NA BBB-.7 Index	(83,041)	1,059,000	210,529	1/17/47	(300 bp) — Monthly	126,870
	Goldman Sachs International
	CMBX NA BB.7 Index	(605)	4,000	1,556	1/17/47	(500 bp) — Monthly	947
	CMBX NA BB.12 Index	(272,051)	743,000	156,624	8/17/61	(500 bp) — Monthly	(116,149)
	CMBX NA BB.7 Index	(349,448)	1,721,000	669,469	1/17/47	(500 bp) — Monthly	318,347
	CMBX NA BB.7 Index	(224,362)	1,229,000	478,081	1/17/47	(500 bp) — Monthly	252,524
	CMBX NA BB.7 Index	(17,367)	106,000	41,234	1/17/47	(500 bp) — Monthly	23,764
	CMBX NA BB.8 Index	(4,192)	37,000	14,704	10/17/57	(500 bp) — Monthly	10,476
	CMBX NA BB.9 Index	(356,757)	2,241,000	757,458	9/17/58	(500 bp) — Monthly	398,523
	CMBX NA BB.9 Index	(41,245)	1,062,000	358,956	9/17/58	(500 bp) — Monthly	316,679
	CMBX NA BB.9 Index	(164,938)	1,044,000	352,872	9/17/58	(500 bp) — Monthly	186,918
	CMBX NA BB.9 Index	(166,438)	1,042,000	352,196	9/17/58	(500 bp) — Monthly	184,745
	CMBX NA BB.9 Index	(2,407)	20,000	6,760	9/17/58	(500 bp) — Monthly	4,334
	CMBX NA BB.9 Index	(2,380)	20,000	6,760	9/17/58	(500 bp) — Monthly	4,361
	CMBX NA BB.9 Index	(2,155)	20,000	6,760	9/17/58	(500 bp) — Monthly	4,585
	CMBX NA BBB-.10 Index	(8,311)	38,000	4,697	11/17/59	(300 bp) — Monthly	(3,637)
	CMBX NA BBB-.12 Index	(7,408)	38,000	3,002	8/17/61	(300 bp) — Monthly	(4,428)
	CMBX NA BBB-.12 Index	(38,162)	113,000	8,927	8/17/61	(300 bp) — Monthly	(29,301)
	CMBX NA BBB-.7 Index	(410,020)	5,000,000	994,000	1/17/47	(300 bp) — Monthly	581,063
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(4,269,827)	7,829,000	1,836,683	11/18/54	(500 bp) — Monthly	(2,440,756)
	CMBX NA BB.11 Index	(42,728)	83,000	35,217	5/11/63	(500 bp) — Monthly	(7,592)
	CMBX NA BB.12 Index	(2,226,523)	4,054,000	854,583	8/17/61	(500 bp) — Monthly	(1,375,881)
	CMBX NA BB.17 Index	(8,713,905)	17,796,000	6,922,644	1/17/47	(500 bp) — Monthly	(1,808,563)
	CMBX NA BB.8 Index	(34,198)	69,000	27,421	10/17/57	(500 bp) — Monthly	(6,845)
	CMBX NA BB.9 Index	(2,348,951)	4,753,000	1,606,514	9/17/58	(500 bp) — Monthly	(747,057)
	CMBX NA BBB-.10 Index	(111,816)	678,000	83,801	11/17/59	(300 bp) — Monthly	(28,411)
	CMBX NA BBB-.10 Index	(126,770)	450,000	55,620	11/17/59	(300 bp) — Monthly	(71,411)
	CMBX NA BBB-.10 Index	(98,613)	331,000	40,912	11/17/59	(300 bp) — Monthly	(57,894)
	CMBX NA BBB-.11 Index	(260,242)	828,000	63,094	11/18/54	(300 bp) — Monthly	(197,631)
	CMBX NA BBB-.11 Index	(228,893)	710,000	54,102	11/18/54	(300 bp) — Monthly	(175,205)
	CMBX NA BBB-.11 Index	(92,719)	295,000	22,479	11/18/54	(300 bp) — Monthly	(70,412)
	CMBX NA BBB-.11 Index	(62,772)	200,000	15,240	11/18/54	(300 bp) — Monthly	(47,649)
	CMBX NA BBB-.12 Index	(422,571)	1,210,000	95,590	8/17/61	(300 bp) — Monthly	(327,687)
	CMBX NA BBB-.12 Index	(117,126)	353,000	27,887	8/17/61	(300 bp) — Monthly	(89,445)
	CMBX NA BBB-.7 Index	(4,366,588)	18,600,000	3,697,680	1/17/47	(300 bp) — Monthly	(679,759)
	Merrill Lynch International
	CMBX NA BB.10 Index	(181,851)	3,196,000	1,109,332	11/17/59	(500 bp) — Monthly	924,374
	CMBX NA BB.11 Index	(707,745)	1,432,000	335,947	11/18/54	(500 bp) — Monthly	(373,190)
	CMBX NA BB.7 Index	(9,888)	57,000	22,173	1/17/47	(500 bp) — Monthly	12,229
	CMBX NA BB.9 Index	(813,579)	20,884,000	7,058,792	9/17/58	(500 bp) — Monthly	6,224,909
	CMBX NA BBB-.10 Index	(10,617)	49,000	6,056	11/17/59	(300 bp) — Monthly	(4,589)
	CMBX NA BBB-.7 Index	(89,077)	1,087,000	216,096	1/17/47	(300 bp) — Monthly	126,385
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(7,132)	70,000	13,916	1/17/47	(300 bp) — Monthly	6,743
	CMBX NA BB.10 Index	(167,698)	1,599,000	555,013	11/17/59	(500 bp) — Monthly	385,760
	CMBX NA BB.11 Index	(4,288)	45,000	10,557	11/18/54	(500 bp) — Monthly	6,225
	CMBX NA BB.11 Index	(3,535)	36,000	8,446	11/18/54	(500 bp) — Monthly	4,875
	CMBX NA BB.12 Index	(125,112)	2,369,000	499,385	8/17/61	(500 bp) — Monthly	371,970
	CMBX NA BB.12 Index	(111,821)	1,564,000	329,691	8/17/61	(500 bp) — Monthly	216,350
	CMBX NA BB.12 Index	(76,301)	1,045,000	220,286	8/17/61	(500 bp) — Monthly	142,968
	CMBX NA BB.12 Index	(65,821)	933,000	196,676	8/17/61	(500 bp) — Monthly	129,948
	CMBX NA BB.12 Index	(517,800)	863,000	181,920	8/17/61	(500 bp) — Monthly	(336,718)
	CMBX NA BB.12 Index	(22,625)	277,000	58,392	9/17/58	(500 bp) — Monthly	35,497
	CMBX NA BB.7 Index	(627,449)	3,120,000	1,213,680	1/17/47	(500 bp) — Monthly	583,198
	CMBX NA BB.7 Index	(223,682)	1,160,000	451,240	1/17/47	(500 bp) — Monthly	226,431
	CMBX NA BB.7 Index	(158,631)	786,000	305,754	1/17/47	(500 bp) — Monthly	146,359
	CMBX NA BB.7 Index	(131,172)	701,000	272,689	1/17/47	(500 bp) — Monthly	140,836
	CMBX NA BB.8 Index	(20,269)	41,000	16,293	10/17/57	(500 bp) — Monthly	(4,016)
	CMBX NA BB.9 Index	(83,998)	2,381,000	804,778	9/17/58	(500 bp) — Monthly	718,464
	CMBX NA BB.9 Index	(255,968)	1,923,000	649,974	9/17/58	(500 bp) — Monthly	392,136
	CMBX NA BB.9 Index	(258,098)	1,900,000	642,200	9/17/58	(500 bp) — Monthly	382,256
	CMBX NA BB.9 Index	(250,750)	1,834,000	619,892	9/17/58	(500 bp) — Monthly	367,359
	CMBX NA BB.9 Index	(203,933)	1,356,000	458,328	9/17/58	(500 bp) — Monthly	253,077
	CMBX NA BB.9 Index	(162,803)	1,079,000	364,702	9/17/58	(500 bp) — Monthly	200,849
	CMBX NA BB.9 Index	(134,108)	886,000	299,468	9/17/58	(500 bp) — Monthly	164,499
	CMBX NA BB.9 Index	(3,668)	74,000	25,012	9/17/58	(500 bp) — Monthly	21,272
	CMBX NA BB.9 Index	(4,850)	40,000	13,520	9/17/58	(500 bp) — Monthly	8,631
	CMBX NA BB.9 Index	(1,486)	38,000	12,844	9/17/58	(500 bp) — Monthly	11,322
	CMBX NA BB.9 Index	(2,339)	38,000	12,844	9/17/58	(500 bp) — Monthly	10,468
	CMBX NA BB.9 Index	(1,728)	23,000	7,774	9/17/58	(500 bp) — Monthly	6,024
	CMBX NA BB.9 Index	(2,425)	20,000	6,760	9/17/58	(500 bp) — Monthly	4,316
	CMBX NA BB.9 Index	(861)	14,000	4,732	9/17/58	(500 bp) — Monthly	3,857
	CMBX NA BB.9 Index	(1,514)	10,000	3,380	9/17/58	(500 bp) — Monthly	1,857
	CMBX NA BB.9 Index	(54)	1,000	338	9/17/58	(500 bp) — Monthly	283
	CMBX NA BBB-.10 Index	(166,387)	987,000	121,993	11/17/59	(300 bp) — Monthly	(44,969)
	CMBX NA BBB-.10 Index	(83,477)	385,000	47,586	11/17/59	(300 bp) — Monthly	(36,116)
	CMBX NA BBB-.10 Index	(73,306)	339,000	41,900	11/17/59	(300 bp) — Monthly	(31,604)
	CMBX NA BBB-.10 Index	(17,975)	76,000	9,394	11/17/59	(300 bp) — Monthly	(8,626)
	CMBX NA BBB-.10 Index	(16,090)	66,000	8,158	11/17/59	(300 bp) — Monthly	(7,971)
	CMBX NA BBB-.10 Index	(8,950)	41,000	5,068	11/17/59	(300 bp) — Monthly	(3,906)
	CMBX NA BBB-.10 Index	(8,954)	39,000	4,820	11/17/59	(300 bp) — Monthly	(4,157)
	CMBX NA BBB-.12 Index	(507,603)	2,234,000	176,486	8/17/61	(300 bp) — Monthly	(332,420)
	CMBX NA BBB-.11 Index	(416,630)	2,647,000	201,701	11/18/54	(300 bp) — Monthly	(216,473)
	CMBX NA BBB-.11 Index	(630,220)	1,969,000	150,038	11/18/54	(300 bp) — Monthly	(481,331)
	CMBX NA BBB-.11 Index	(62,108)	199,000	15,164	11/18/54	(300 bp) — Monthly	(47,060)
	CMBX NA BBB-.12 Index	(58,425)	189,000	14,931	8/17/61	(300 bp) — Monthly	(43,604)
	CMBX NA BBB-.7 Index	(187,307)	2,950,000	586,460	1/17/47	(300 bp) — Monthly	397,438

	Upfront premium received	944				Unrealized appreciation	26,857,977

	Upfront premium (paid)	(48,022,398)			Unrealized (depreciation)		(16,295,877)

	Total	$(48,021,454)				Total	$10,562,100
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2020 through December 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,916,402,258.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $426,497, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/20
Short-term investments
	Putnam Short Term Investment Fund**	$345,792,213	$363,171,907	$398,427,413	$138,041	$310,536,707

	Total Short-term investments	$345,792,213	$363,171,907	$398,427,413	$138,041	$310,536,707
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $10,707,379.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $185,180,839.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $44,939,855.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $2,228,754,797 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $37,365,541 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $186,088,440 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $185,180,839 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Energy	$—	$1,275	$—

Total common stocks	—	1,275	—
Asset-backed securities	—	27,228,992	—
Convertible bonds and notes	—	255,551,381	—
Corporate bonds and notes	—	521,707,293	—
Foreign government and agency bonds and notes	—	384,429,075	—
Mortgage-backed securities	—	1,039,764,720	—
Purchased options outstanding	—	20,713,700	—
Purchased swap options outstanding	—	108,626,887	—
Senior loans	—	63,089,163	—
U.S. government and agency mortgage obligations	—	2,333,458,979	—
U.S. treasury obligations	—	2,646,345	—
Warrants	—	—	74,331
Short-term investments	317,194,707	463,566,332	—

Totals by level	$317,194,707	$5,220,784,142	$74,331
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$2,734,506	$—
Futures contracts	(5,826,832)	—	—
Written options outstanding	—	(5,785,513)	—
Written swap options outstanding	—	(155,523,083)	—
Forward premium swap option contracts	—	27,370,563	—
TBA sale commitments	—	(1,025,503,765)	—
Interest rate swap contracts	—	(16,597,963)	—
Total return swap contracts	—	(36,047,301)	—
Credit default contracts	—	(166,409,038)	—

Totals by level	$(5,826,832)	$(1,375,761,594)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$1,290,000,000
Purchased currency option contracts (contract amount)	$1,017,900,000
Purchased swap option contracts (contract amount)	$9,549,100,000
Written TBA commitment option contracts (contract amount)	$1,290,000,000
Written currency option contracts (contract amount)	$962,600,000
Written swap option contracts (contract amount)	$8,267,300,000
Futures contracts (number of contracts)	20,000
Forward currency contracts (contract amount)	$3,438,900,000
Centrally cleared interest rate swap contracts (notional)	$13,277,700,000
OTC total return swap contracts (notional)	$179,500,000
Centrally cleared total return swap contracts (notional)	$2,243,200,000
OTC credit default contracts (notional)	$1,083,300,000
Warrants (number of warrants)	74,331
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com